As filed with the Securities and Exchange Commission on June 29, 2007
                                                       Registration No. ________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     |_| Pre-Effective Amendment No.      |_| Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: 1-800-782-8183

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and Address of Agent for Service)

                                    Copy to:

                              David J. Harris, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on July 30, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                               HSBC INVESTOR FUNDS

                 HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

                                3435 Stelzer Road
                    Columbus, Ohio 43219-3035 1-800-782-8183

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 10, 2007

Dear Shareholder:

      Your Board of Trustees has called a Special Meeting of Shareholders ("Special Meeting") of HSBC Investor Conservative Income Strategy Fund ("Conservative Income Fund"), which is scheduled for 10:00 a.m. Eastern time, on September 10, 2007 at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

      The Board of Trustees of HSBC Investor Funds, a Massachusetts business trust (the "Trust") of which the Conservative Income Fund is a series, recommends that the Conservative Income Fund be combined with the HSBC Investor Conservative Growth Strategy Fund ("Conservative Growth Fund"), also a series of the Trust, in a tax-free reorganization ("Reorganization"). No sales charges or redemption fees will be imposed in connection with the Reorganization.

      If approved by shareholders, you will become a shareholder of the Conservative Growth Fund on the date that the Reorganization occurs. The Board of Trustees believes that shareholders of the Conservative Income Fund would benefit from combining the Funds in that it may result in a fund with a larger asset base and may benefit from economies of scale over the long term.

      You are being asked to vote to approve a Plan of Reorganization. The enclosed Proxy Statement/Prospectus describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

      After careful consideration, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" unanimously approved the Reorganization and recommends that Conservative Income Fund shareholders vote "FOR" the proposal.

      Your vote is very important to us regardless of the amount of shares of the Conservative Income Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received before the Special Meeting on September 10, 2007. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please contact the Trust by calling toll-free 1-800-782-8183. We will get you the answers that you need promptly.

      In addition to voting by mail you may also vote by telephone as follows:

TO VOTE BY TELEPHONE:
--------------------

(1)   Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2)   Call the 1-800 number that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the instructions.

We encourage you to vote by telephone by using the control number that appears on your enclosed proxy card. Use of telephone will reduce the time and costs associated with this proxy solicitation.

      NOTE: YOU MAY RECEIVE MORE THAN ONE PROXY PACKAGE IF YOU HOLD SHARES IN MORE THAN ONE ACCOUNT. YOU MUST RETURN SEPARATE PROXY CARDS FOR SEPARATE HOLDINGS. WE HAVE PROVIDED PRE-ADDRESSED RETURN ENVELOPES FOR EACH, WHICH REQUIRE NO POSTAGE IF MAILED IN THE UNITED STATES.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                                  Sincerely,

                                                  Richard A. Fabietti, President

                                                  HSBC Investor Funds

                               HSBC INVESTOR FUNDS

                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-782-8183

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                 HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
                        TO BE HELD ON SEPTEMBER 10, 2007

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND ("Conservative Income Fund"), a series of HSBC Investor Funds (the "Trust"), will be held at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on September 10, 2007 at 10:00 a.m., Eastern time.

      At the Special Meeting you will be asked to consider and approve the following proposals:

      (1) To approve a Plan of Reorganization providing for (i) the acquisition of all of the assets of the Conservative Income Fund by the HSBC Investor Conservative Growth Strategy Fund ("Conservative Growth Fund"), another series of the Trust, in exchange for shares of the Conservative Income Fund and the assumption of all liabilities of the Conservative Income Fund by the Conservative Growth Fund, and (ii) the subsequent termination and liquidation of the Conservative Income Fund; and

      (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

      You may vote at the Special Meeting if you are the record owner of shares of the Conservative Income Fund as of the close of business on July 27, 2007 ("Record Date"). If you attend the Special Meeting, you may vote your shares in person. If you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided or follow the instructions on the proxy card in order to vote by telephone as soon as possible.

      Your vote is very important to us. If you have any questions, please contact the HSBC Investor Funds for additional information by calling toll-free 1-800-782-8183.

                                               By order of the Board of Trustees

                                               Gary A. Ashjian
                                               Assistant Secretary

August __, 2007

                           PROXY STATEMENT/PROSPECTUS

                                 AUGUST __, 2007

                               HSBC INVESTOR FUNDS

                 HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-782-8183

                       SPECIAL MEETING OF SHAREHOLDERS OF
                 HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
                        SCHEDULED FOR SEPTEMBER 10, 2007

                                  INTRODUCTION

      This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of HSBC Investor Funds (the "Trust") of which the HSBC Investor Conservative Income Strategy Fund ("Conservative Income Fund") is a series, for a Special Meeting of Shareholders of the Conservative Income Fund. The Special Meeting will be held at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on September 10, 2007 at 10:00 a.m., Eastern Time. As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of the Conservative Income Fund into the HSBC Investor Conservative Growth Strategy Fund ("Conservative Growth Fund"), also a series of the Trust (each a "Fund" and collectively the "Funds").

      Because shareholders of the Conservative Income Fund are being asked to approve the Plan of Reorganization that will result in a transaction in which the Conservative Income Fund shareholders will ultimately hold shares of the Conservative Growth Fund, this Proxy Statement also serves as a Prospectus for the Conservative Growth Fund. The Funds are asset allocation Funds known as LifeLine Funds, and each Fund offers three different classes of shares: Class A Shares, Class B Shares and Class C Shares. (The Funds may also offer an additional class of shares for qualified retirement plans.) Holders of each class of shares of the Conservative Income Fund will receive an amount of the corresponding class of shares of the Conservative Growth Fund equal in value to their Conservative Income Fund shares.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Plan of Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus dated August __, 2007 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for the Funds which have been filed with the SEC, each dated February 28, 2007, as supplemented, which are incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information and which have been filed with the SEC. The annual report dated October 31, 2006 and the semi-annual report dated April 30, 2007 for the Funds are incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to this Proxy Statement/ Prospectus, annual report and semi-annual report for each of the Funds without charge by contacting HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845, Telephone: 1-800-782-8183.

      You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE  U.S.   SECURITIES  AND  EXCHANGE   COMMISSION  HAS  NOT  APPROVED  OR
DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               HSBC INVESTOR FUNDS

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

SYNOPSIS ......................................................................3

         The Reorganization....................................................3
         Board Recommendation..................................................4
         The Trust and the LifeLine Funds......................................4
         Comparison of Investment Objectives, Strategies and Management........4
         Underlying Portfolios.................................................5
         Comparison of Fees and Expenses.......................................5
         Relative Performance..................................................8

COMPARISON OF PORTFOLIO CHARACTERISTICS........................................8

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING
         ARRANGEMENTS..........................................................9

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES........9

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF
         INVESTING IN THE FUNDS...............................................10

         Investment Objectives................................................10
         Principal Investment Strategies......................................10
         Risk Factors.........................................................13
         Distinct Risks of the LifeLine Funds.................................14
         Investment Restrictions..............................................15

INFORMATION ABOUT THE REORGANIZATION..........................................15

         The Plan of Reorganization...........................................15
         Reasons for the Reorganization and Board Considerations..............15
         Tax Considerations...................................................17
         Expenses of the Reorganization.......................................17

ADDITIONAL INFORMATION ABOUT THE CONSERVATIVE GROWTH FUND.....................17

         Portfolio Managers...................................................19
         Performance of the Conservative Growth Fund..........................22

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................24

         Financial Highlights.................................................24
         Form of Organization.................................................24
         Dividends and Other Distributions....................................25
         Capitalization.......................................................25

OTHER BUSINESS................................................................25

GENERAL INFORMATION...........................................................25

         Solicitation of Votes................................................26
         Quorum...............................................................26
         Vote Required........................................................26
         Effect of Abstentions and Broker "Non-Votes".........................26
         Adjournments.........................................................26
         Future Shareholder Proposals.........................................27
         Information About the Funds..........................................27

EXHIBIT A - FORM OF PLAN OF REORGANIZATION..................................[  ]

EXHIBIT B - SHAREHOLDER INFORMATION.........................................[  ]

EXHIBIT C - FINANCIAL HIGHLIGHTS - CONSERVATIVE GROWTH FUND.................[  ]

EXHIBIT D - HISTORICAL PERFORMANCE - CONSERVATIVE GROWTH FUND...............[  ]

                                    SYNOPSIS

      This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as EXHIBIT A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the current prospectus for both Funds, which is the HSBC Investor LifeLine Funds Prospectus dated February 28, 2007, as supplemented to date (the "LifeLine Prospectus").

THE REORGANIZATION

      At a meeting held on June 11 and12, 2007, the Board of Trustees, including the Trustees who are not "interested persons", unanimously approved the Plan of Reorganization. Subject to the approval of the shareholders of the Conservative Income Fund, the Plan of Reorganization provides for:

      o the transfer of all of the assets of the Conservative Income Fund to the Conservative Growth Fund in exchange for shares of beneficial interest of the Conservative Growth Fund;

      o the assumption by the Conservative Growth Fund of all of the liabilities of the Conservative Income Fund;

      o     the   distribution  of  Conservative   Growth  Fund  shares  to  the
            shareholders of the Conservative Income Fund; and

      o     the complete  termination and liquidation of the Conservative Income
            Fund

      The Reorganization is scheduled to be effective upon the close of business on October 5, 2007, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Conservative Income Fund will become the owner of a number of full and fractional shares of the Conservative Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Conservative Income Fund shares as of the close of business on the Closing Date. See "INFORMATION ABOUT THE REORGANIZATION" below. The Reorganization will not affect your right to purchase and redeem shares, to exchange among other HSBC Investor Funds with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions. It is expected that the Reorganization will be a tax-free reorganization. See "INFORMATION ABOUT THE REORGANIZATION - Tax Considerations" below.

      In considering whether to approve the Reorganization, you should note that:

      o As described below, the Conservative Income Fund has investment objectives and policies that are comparable in many respects to those of the Conservative Growth Fund. The Conservative Growth Fund's policies do, however, differ in certain respects, including the Fund's greater focus on equity securities as opposed to fixed-income instruments;

      o The Funds have the same purchase options, exchange rights and redemption procedures. For additional information on purchase and redemption procedures, see "Shareholder Information" at EXHIBIT B.

      o The Funds have the same investment manager and invest in many of the same underlying Portfolios; and

      o The Conservative Growth Fund is the larger fund of approximately $6 million versus approximately $2 million as of June 30, 2007.

      Approval of the Reorganization will require the affirmative vote of the holders of a majority of shares of the Conservative Income Fund outstanding and entitled to vote, as required by the Declaration of Trust of the Trust. See "GENERAL INFORMATION" below.

BOARD RECOMMENDATION

      For the reasons set forth below under "INFORMATION ABOUT THE REORGANIZATION - Reasons for the Reorganization and Board Considerations," the Board, including all of the Independent Trustees, has concluded that the Reorganization would be in the best interests of the Conservative Income Fund and that the interests of the Conservative Income Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Plan of Reorganization for approval to you, the shareholders of the Conservative Income Fund. THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

THE TRUST AND THE LIFELINE FUNDS

      The Conservative Income Fund is a series of HSBC Investor Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Conservative Growth Fund is also a series of the Trust. Both of the Funds are part of the LifeLine Funds, which provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option by allocating its assets to different master portfolios (or `Underlying Portfolios') in accordance with its own asset allocation model. The Trust offers shares of the LifeLine Funds in different classes and/or series, and for both Funds, the following three different classes of shares are offered: Class A Shares, Class B Shares and Class C Shares. The Funds have also authorized, and may offer, Class R Shares.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND MANAGEMENT

      This section will help you compare the investment objectives and principal investment strategies of the Funds. Please be aware this is only a brief discussion. More information may be found in the current LifeLine Prospectus, which covers both Funds.

      HSBC Investments (USA) Inc. (the "Adviser"), according to specific target allocations, invests both Fund's assets in Underlying Portfolios according to the certain target percentage weightings. These weightings are set forth in the chart below. The percentage weightings are targets that may be adjusted in the Adviser's discretion although it is not anticipated that such adjustments will occur on a frequent basis. The Adviser rebalances each LifeLine Fund's assets each fiscal quarter to ensure each Fund is within the range of its target asset allocations.

      Because the Funds have different investment objectives, they allocate their assets in the Underlying Portfolios differently, and are subject to different levels of risk, given their asset allocation weightings. As you can see from the chart below, both Funds invest significantly in fixed income and money market securities. The primary difference between the Funds is that the Conservative Growth Fund has an objective of high total return consisting of long-term growth of capital and current income -- and its investments are roughly evenly weighted between fixed-income securities and short-term instruments, on the one hand, and U.S. and foreign equity investments, on the other; while the Conservative Income Fund has an objective of realizing current income, consistent with low risk, combined with conservative growth of capital -- and its investments are heavily weighted toward fixed-income securities and short-term investments.

----------------------------------------------------------------------------------------------------------------------------
                                       CONSERVATIVE GROWTH FUND                          CONSERVATIVE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE          High total return consisting of long-term         To realize current income, consistent with
                              growth of capital and current income.             low risk, combined with conservative growth
                                                                                of capital.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT          The Fund seeks to achieve its investment          The Fund seeks to achieve its investment
STRATEGIES                    objective by normally allocating its assets       objective by normally allocating its assets
                              across the Underlying Portfolios in               across the Underlying Portfolios in
                              approximately the following manner:               approximately the following manner:

                              Growth Portfolio --  15%                          Growth Portfolio -- 8%

                              Value Portfolio --  14%                           Value Portfolio -- 8%

                              Opportunity Portfolio  --  4%                     Opportunity Portfolio  --  None

                              International Equity Portfolio --  10%            International Equity Portfolio -- 4%

                              Core Plus Fixed Income Portfolio --  25%          Core Plus Fixed Income Portfolio -- 15%

                              High Yield Fixed Income Portfolio --  8%          High Yield Fixed Income Portfolio --  10%

                              Intermediate Duration Fixed Income                Intermediate Duration Fixed
                               Portfolio --  3%                                 Income Portfolio --   25%
                              Money Market Fund -- 21%
                                                                                Money Market Fund --  30%
                              Total :  100%
                                                                                Total:  100%
                              The Fund's allocation is roughly evenly           The Fund's allocation is heavily weighted
                              weighted between fixed-income securities and      toward fixed-income securities and
                              short-term instruments, and U.S. and foreign      short-term investments, while including some
                              equity investments.                               equity investments in an effort to add some
                                                                                growth of capital.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER            HSBC Investments (USA) Inc.                       HSBC Investments (USA) Inc.
----------------------------------------------------------------------------------------------------------------------------
SUB-ADVISER / PORTFOLIO       See "Underlying Portfolios."                      See "Underlying Portfolios."
MANAGERS
----------------------------------------------------------------------------------------------------------------------------

UNDERLYING PORTFOLIOS

      The LifeLine Funds in general were designed to present varying degrees of potential investment risk and reward. The risk and potential reward profile of the Funds will vary due to the differences in their Underlying Portfolios' percentage weightings, and the investment performance of each Fund is directly related to the performance of the investments held by the Underlying Portfolios. The Adviser will rebalance the Fund's assets each fiscal quarter to ensure the Funds are within the range of its target asset allocations.

      Investment results will depend on the aggregate rate of return from the Underlying Portfolios, and the balance of anticipated growth of capital versus current income varies. The Underlying Portfolios are described below under "COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS."

COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Funds. The PRO FORMA line items show expenses of the Conservative Growth Fund as if the Reorganization had occurred on June 30, 2007. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred in each Fund's fiscal year ended October 31, 2006. PRO FORMA numbers are estimated in good faith and are hypothetical.

CLASS A SHARES

----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CONSERVATIVE       CONSERVATIVE       PRO FORMA
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         INCOME  FUND       GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on Purchases (1)                      4.75%              5.00%              5.00%
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of sales    None               None               None
price)
----------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed or    2.00%              2.00%              2.00%
exchanged) (2)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    CONSERVATIVE       CONSERVATIVE       PRO FORMA
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     INCOME FUND        GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.05%              0.05%              0.05%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         0.00% (3)          0.00% (3)          0.00% (3)
----------------------------------------------------------------------------------------------------------------------
Other Expenses:
  Shareholder servicing fees                                      0.25%              0.25%              0.25%
  Other Operating expenses                                        4.63%              2.29%              1.76%
Total other expenses                                              4.88%              2.54%              2.01%
----------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses (4)                               0.66%              0.67%              0.67%
----------------------------------------------------------------------------------------------------------------------
Total Fund operating expenses                                     5.59%              3.26%              2.73%
----------------------------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement (5)                       4.00%              1.72%              1.19%
----------------------------------------------------------------------------------------------------------------------
Net Fund operating expenses                                       1.59%              1.54%              1.54%
----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CONSERVATIVE       CONSERVATIVE       PRO FORMA
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         INCOME FUND        GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on Purchases (1)                      None               None               None
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of sales    4.00%              4.00%              4.00%
price)
----------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed or    2.00%              2.00%              2.00%
exchanged) (2)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    CONSERVATIVE       CONSERVATIVE       PRO FORMA
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     INCOME FUND        GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.05%              0.05%              0.05%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         0.75%              0.75%              0.75%
----------------------------------------------------------------------------------------------------------------------
Other Expenses:
  Shareholder servicing fees                                      0.25%              0.25%              0.25%
  Other Operating expenses                                        4.63%              2.29%              1.76%
Total other expenses                                              4.88%              2.54%              2.01%
----------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses (4)                               0.66%              0.67%              0.67%
----------------------------------------------------------------------------------------------------------------------
Total Fund operating expenses                                     6.34%              4.01%              3.48%
----------------------------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement (5)                       4.00%              1.72%              1.19%
----------------------------------------------------------------------------------------------------------------------
Net Fund operating expenses                                       2.34%              2.29%              2.29%
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CONSERVATIVE       CONSERVATIVE       PRO FORMA
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         INCOME FUND        GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on Purchases (1)                      None               None               None
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of sales    1.00%              1.00%              1.00%
price)
----------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed or    2.00%              2.00%              2.00%
exchanged) (2)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    CONSERVATIVE       CONSERVATIVE       PRO FORMA
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     INCOME FUND        GROWTH             COMBINED
                                                                                     FUND               GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.05%              0.05%              0.05%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         0.75%              0.75%              0.75%
----------------------------------------------------------------------------------------------------------------------
Other Expenses:
  Shareholder servicing fees                                      0.25%              0.25%              0.25%
  Other Operating expenses                                        4.63%              2.29%              1.76%
Total other expenses                                              4.88%              2.54%              2.01%
----------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses (4)                               0.66%              0.67%              0.67%
----------------------------------------------------------------------------------------------------------------------
Total Fund operating expenses                                     6.34%              4.01%              3.48%
----------------------------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement (5)                       4.00%              1.72%              1.19%
----------------------------------------------------------------------------------------------------------------------
Net Fund operating expenses                                       2.34%              2.29%              2.29%
----------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending on the amount invested.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see "Selling Your Shares--Redemption Fee" in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. No payments have been made and there is no current intention to charge this fee.

(4) For each Fund, includes expenses of the Underlying Portfolios and an estimate of fees and expenses that the Fund bears indirectly attributable to the Fund's investment in the HSBC Investor Money Market Fund.

(5) The Adviser has entered into a written expense limitation agreement with both of the Funds under which it will limit total expenses of both Funds (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to a Fund's investment in the HSBC Investor Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

EXPENSE EXAMPLE*

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund's operating expenses remain the same. The examples reflect the fee waivers of the Adviser and other service providers. Your actual costs may be higher or lower.

FUND                                          1 YEAR              3 YEARS            5 YEARS            10 YEARS
----                                          ------              -------            -------            --------
CONSERVATIVE INCOME
FUND
Class A                                       $629                $1,724             $2,806             $5,455
Class B, assuming redemption                  $637                $1,721             $2,772             $5,505
Class B, assuming no redemption               $237                $1,521             $2,772             $5,505
Class C, assuming redemption                  $337                $1,521             $2,772             $5,753
Class C, assuming no redemption               $237                $1,521             $2,772             $5,753

CONSERVATIVE GROWTH
FUND
Class A                                       $649                $1,301             $1,976             $3,769
Class B, assuming redemption                  $632                $1,264             $1,912             $3,800
Class B, assuming no redemption               $232                $1,064             $1,912             $3,800
Class C, assuming redemption                  $332                $1,064             $1,912             $4,108
Class C, assuming no redemption               $232                $1,064             $1,912             $4,108

PRO FORMA COMBINED
CONSERVATIVE GROWTH FUND
Class A                                       $649                $1,198             $1,772             $3,325
Class B, assuming redemption                  $632                $1,158             $1,706             $3,354
Class B, assuming no redemption               $232                $958               $1,706             $3,354
Class C, assuming redemption                  $332                $958               $1,706             $3,678
Class C, assuming no redemption               $232                $958               $1,706             $3,678

*The example reflects the combined fees and expenses of the Funds and the Underlying Portfolios and reflects any applicable sales charges. For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such period, because the CDSC is taken into account as well as other expenses.

RELATIVE PERFORMANCE

      The following table shows the average annual total return for Class A shares of each Fund and its comparative index or indexes for each calendar year since inception and for the most recent calendar quarter. The indices are unmanaged, and you cannot directly invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

---------------------------------------------------------------------------------------------------------------------------
                      CONSERVATIVE   Lehman Brothers    Conservative     CONSERVATIVE      S&P 500 Index     Conservative
                         INCOME       U.S. Aggregate       Income       GROWTH STRATEGY         (3)         Growth Blended
                     STRATEGY FUND    Bond Index(1)       Blended            FUND                           Portfolio Index
                                                         Portfolio                                                (4)
                                                         Index (2)
---------------------------------------------------------------------------------------------------------------------------
2006 Calendar Year       1.97%            4.33%            7.89%             4.16%            15.78%             9.43%
---------------------------------------------------------------------------------------------------------------------------
First Quarter of         1.45%            3.53%            1.63%             1.74%            10.32%             1.84%
2007
(1/1/2007-
3/31/2007)
---------------------------------------------------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Bond Index is an index generally representative of investment grade bond issues, with maturities between three and ten years.

(2) The Conservative Income Blended Portfolio Index consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (30%); Merrill Lynch High Yield Master II Index (10%); Lehman
      Brothers U.S. Aggregate Bond Fund Index (15%); Lehman Brothers U.S. Interm. Aggregate Bond Index (25%); Russell 1000(R) Growth Index (8%); Russell 1000(R) Value Index (8%) and the MSCI EAFE Index (4%).

(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.

(4) The Conservative Growth Blended Portfolio Index consists of a blend by percentage of the following indices: the Citigroup U.S. Domestic 3-Month T-Bill (21%); Merrill Lynch High Yield Master II Index (8%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers Interm. U.S. Aggregate Bond Index (3%); Russell 1000(R) Growth Index (15%); Russell 1000(R) Value Index (14%); Russell 2500(R) Growth Index (4%) and the MSCI EAFE Index (10%).

                     COMPARISON OF PORTFOLIO CHARACTERISTICS

      The following tables compare certain characteristics of the Funds as of April 30, 2007.

--------------------------------------------------------------------------------------------------------------
                                                    CONSERVATIVE INCOME FUND          CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Net Assets                                                $ 2,600,132                        $ 7,633,027
--------------------------------------------------------------------------------------------------------------
Number of Holdings                                  7 Underlying Portfolios            8 Underlying Portfolios
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate (1)                                  70.40%                            56.94%
--------------------------------------------------------------------------------------------------------------
As a Percentage of Net Assets
--------------------------------------------------------------------------------------------------------------
     -Common Stocks                                           50%                                64%
--------------------------------------------------------------------------------------------------------------
     -Corporate Debt Securities                               50%                                36%
--------------------------------------------------------------------------------------------------------------

(1) Based on each Fund's respective interest in Underlying Portfolios, for the six months ended April 30, 2007.

TOP HOLDINGS (AS A PERCENTAGE OF NET ASSETS)

----------------------------------------------------------------------------------------------------------------------
                 CONSERVATIVE INCOME FUND                                    CONSERVATIVE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Money Market Fund  30%                                       Core Plus Fixed Income Portfolio  25%
----------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed Income Portfolio  25%            Money Market Fund  21%
----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio  15%                        Growth Portfolio  15%
----------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income Portfolio  10%                       Value Portfolio  14%
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio  8%                                         International Portfolio  10%
----------------------------------------------------------------------------------------------------------------------
Value Portfolio  8%                                          High Yield Fixed Income Portfolio  8%
----------------------------------------------------------------------------------------------------------------------
International Equity Portfolio   4%                          Opportunity Portfolio  4%
----------------------------------------------------------------------------------------------------------------------
                                                             Intermediate Duration Fixed Income Portfolio  3%
----------------------------------------------------------------------------------------------------------------------

  COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      The sales load, distribution and shareholder servicing arrangements of the Class A, Class B and Class C shares of the Conservative Income Fund are the same as those with respect to the corresponding class of the Conservative Growth Fund, as described in "Shareholder Information" in EXHIBIT B to this Proxy Statement/Prospectus.

     COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

      The procedures for making purchases, redemptions and exchanges of the Class A, Class B and Class C shares of the Conservative Income Fund are the same as those with respect to the corresponding class of the Conservative Growth Fund as described in "Shareholder Information" in EXHIBIT B to this Proxy Statement/Prospectus.

     COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF
                             INVESTING IN THE FUNDS

      The following discussion comparing investment objectives, techniques, restrictions, and principal risks of the Conservative Income Fund and the Conservative Growth Fund is based upon and qualified in its entirety by the respective investment objectives, techniques, restrictions and principal risks sections of the LifeLine Prospectus.

INVESTMENT OBJECTIVES

      The investment objective of the Conservative Income Fund is to realize current income, consistent with low risk, combined with conservative growth of capital. The investment objective of the Conservative Growth Fund is high total return consisting of long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES

      Both of the Funds are part of the LifeLine Funds, which provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option by allocating its assets to different master Portfolios (or "Underlying
Portfolios") in accordance with its own asset allocation model. Because the Funds have different investment objectives, they allocate their assets in the Underlying Portfolios differently. The Underlying Portfolios present varying degrees of potential investment risk and reward. The risk and potential reward profile of the Funds varies to the extent of the differences in their Underlying Portfolios' percentage weightings, and the investment performance of each Fund is directly related to the performance of the investments held by the Underlying Portfolios.

      The Conservative Growth Fund's allocation is roughly evenly weighted between fixed-income securities and short-term instruments, and U.S. and foreign equity investments. The Conservative Income Fund's allocation is heavily weighted toward fixed-income securities and short-term investments, although it also includes some equity investments in an effort to add some growth of capital. Both Funds invest significantly in fixed income and money market securities. The Opportunity Portfolio is an Underlying Portfolio for the Conservative Growth Fund but not for the Conservative Income Fund. The Underlying Portfolios are described below:

                         HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE

      The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. HSBC Investment (USA) Inc. is the investment adviser to the Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES

      The Money Market Fund seeks to achieve its investment objective by investing the assets of the Money Market Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. The Money Market Fund invests primarily in bank certificates of deposits, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities. The Money Market Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of financial institutions (including foreign financial institutions).

                         HSBC INVESTOR GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

      The Growth Portfolio's investment objective is long-term growth of capital. The sub-adviser to the Growth Portfolio is Waddell & Reed Investment Management Company.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which the sub-adviser believes have the potential to generate superior levels of long-term profitability and growth.

      The sub-adviser selects companies which create superior wealth over time and have sustainable competitive advantages. The sub-adviser's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the sub-adviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the sub-adviser conducts its internal research. The sub-adviser searches to identify those companies that it believes possess a sustainable competitive advantage. The sub-adviser seeks to outperform the Russell 1000(R) Growth Index.

                          HSBC INVESTOR VALUE PORTFOLIO

INVESTMENT OBJECTIVE

      The Value Portfolio's investment objective is long-term growth of capital and income. The sub-adviser to the Value Portfolio is NWQ Investment Management Company, LLC.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that possess opportunities underappreciated or misperceived by the market. The Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and American Depository Receipts. The sub-adviser seeks to identify undervalued companies where a catalyst exists -- such as new management, industry consolidation, company restructuring or a change in the company's fundamentals -- to recognize value or improve a company's profitability. The investment process seeks to add value through or improve a company's profitability. The investment process seeks to add value through active management and through research aimed at selecting companies that reflect hidden opportunities underpriced by the market. The sub-adviser's value driven investment strategy is based on bottom up fundamental research, which focuses on fundamental valuation, qualitative analysis and downside protection.

                       HSBC INVESTOR OPPORTUNITY PORTFOLIO

INVESTMENT OBJECTIVE

      The Opportunity Portfolio's investment objective is long-term growth of capital. The sub-adviser to the Opportunity Portfolio is Westfield Capital Management Company, LLC.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of small cap companies. The Portfolio may also invest in bonds, notes, commercial paper, U.S. government securities, and foreign securities. Small cap companies generally are those that have market capitalizations within the range of market capitalizations represented in the Russell 2500(R) Growth Index.

The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings.

      Westfield Capital Management Company, LLC, the Portfolio's sub-adviser, selects investments in companies that it believes offer superior prospects for growth and are either:

o early in their cycle but which have the potential to become major enterprises, or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

                  HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

      The International Equity Portfolio's investment objective is long-term growth of capital and future income. The sub-adviser to the International Equity Portfolio is AllianceBernstein Investment Research and Management.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

      AllianceBernstein Investment Research and Management, the Portfolio's sub-adviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

                 HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE

      The Core Plus Fixed Income Portfolio's investment objective is to maximize total return, consistent with reasonable risk. Halbis Capital Management (USA) Inc. is the sub-adviser to the Core Plus Fixed Income Portfolio.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities, such as U.S. government securities and corporate debt securities, commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations. The Portfolio invests primarily in investment grade debt securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also invest in preferred stocks and convertible securities. The Portfolio may purchase securities of various maturities, but expects to maintain an average portfolio duration of 2.5 to 7 years.

           HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE

      The Intermediate Duration Fixed Income Portfolio's investment objective is to maximize total return, consistent with reasonable risk. Halbis Capital Management (USA) Inc. is the sub-adviser to the Intermediate Duration Fixed Income Portfolio.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. These securities may include U.S. government securities and corporate debt securities, commercial paper, mortgage-backed securities and asset-backed securities, and similar securities issued by foreign governments and corporations. The average portfolio duration of the Portfolio normally varies within 3 to 6 years. The Portfolio invests in fixed income securities with a stated maturity of less than 10 years, but expects to maintain an average portfolio duration of 3 to 6 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 25% of its total assets in high yield securities ('junk bonds'). The Portfolio may also invest in preferred stocks and convertible securities. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE

      The primary investment objective of the High Yield Fixed Income Portfolio is to provide a high level of current income, and its secondary objective is capital appreciation. Halbis Capital Management (USA) Inc. is the sub-adviser to the High Yield Fixed Income Portfolio.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Portfolio invests at least 80% of its net assets in high-yield/high risk fixed income securities. Such investments are commonly referred to as 'junk bonds.' The Portfolio may also invest up to 30% of its assets in securities of non-U.S issuers. The Portfolio combines top-down analysis of industry sectors and themes with bottom-up fundamental research, and seeks to identify undervalued sectors and securities through analysis of various criteria including credit quality and liquidity. The Portfolio seeks to allocate risk by investing among a variety of industry sectors.

      The Portfolio expects to maintain an average weighted portfolio maturity of 3 to 15 years.

      For each of the Underlying Portfolios (other than the Money Market Fund), you can find information about the individual portfolio managers who have day-to-day responsibility for managing the investment portfolio in the "Portfolio Managers" section of the LifeLine Prospectus.

RISK FACTORS

      Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in the Conservative Income Fund are substantially the same as the risks of investing in the Conservative Growth Fund. Both Funds invest significantly in fixed income and money market securities, and the risks of such investments apply similarly to each Fund. Since the Conservative Growth Fund's target allocation involves more of an investment in U.S. and foreign equity securities, the Conservative Growth Fund will be more susceptible to the risks of those investments than the Conservative Income Fund.

      You may lose money on your investment in either Fund. Market conditions, the financial condition of issuers represented in the investment portfolios of the Underlying Portfolios and various other factors affect the volatility of each Fund's shares. An investment in the Funds is not a deposit of HSBC Bank or the Adviser, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency. The LifeLine Prospectus has a more complete description of the risks of investing in the Funds. The following summarizes the principal risks of investing in the Funds:

      MARKET RISK. Market risk refers to the risk that the price of securities (both fixed income securities and equity securities) held by the Underlying Portfolios will fall due to various conditions or circumstances which may be unpredictable. Investments in equity securities (such as stocks) by Underlying Portfolios are more volatile and carry more risks than fixed income and money market investments.

      FIXED-INCOME RISK. The risk that the value of any fixed-income security held by the Underlying Portfolios is likely to decline when interest rates rise. The longer the average maturity of bonds held by the Underlying Portfolios, the more the Funds' share price will fluctuate in response to interest rate changes. If interest rates rise, the value of the bonds generally will fall.

      CREDIT RISK. The Underlying Portfolios' investments in fixed income securities are subject to credit risk, which is the risk that the issuer's credit ratings may be lowered or may not make interest and principal payments on time or in full.

      FOREIGN SECURITIES RISK. Each Fund has Underlying Portfolios that may invest in foreign securities, but Conservative Growth Fund will invest more of its assets in the International Equity Portfolio. Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets. Foreign securities carry additional risks including currency, natural event and political risk.

      DERIVATIVES: The Underlying Portfolios may invest in various types of derivative securities. The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Portfolio or protect its assets from declining in value, and the lack of a liquid market for derivative securities may prevent an Underlying Portfolio from selling unfavorable positions, which could result in adverse consequences. Some uses may involve leverage, which may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities. The SAI contains detailed descriptions of the derivative securities in which each Portfolio may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this Proxy Statement/ Prospectus.

DISTINCT RISKS OF THE LIFELINE FUNDS

RISK OF ASSET ALLOCATION FUNDS: The assets of both Funds are invested in Underlying Portfolios, and the investment performance of each Fund is directly related to the performance of the investments held by the Underlying Portfolios. The ability of each Fund to meet its investment objective depends on the ability of the Underlying Portfolios to meet their own investment objectives. It is possible that one or more Underlying Portfolios will not meet their own investment objectives, which would affect a Fund's performance. There can be no assurance that the investment objective of either Fund, or any Underlying Portfolio, will be achieved. Of the various other LifeLine Funds, the Conservative Growth Funds' target asset allocation weightings are most similar to those of the Conservative Income Fund; however, as noted above, the Conservative Growth Fund's target allocation involves more of an investment in U.S. and foreign equity securities, and the Conservative Growth Fund will therefore be more susceptible to the risks of those investments than the Conservative Income Fund.

PORTFOLIO WEIGHTING RISK: The assets of both Funds are invested in the Underlying Portfolios according to predetermined target percentages selected by the Adviser. There can be no assurance that the Adviser's selection will enable either Fund to achieve its investment objective. Furthermore, there can be no assurances that a Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).

INVESTMENT RESTRICTIONS

      In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (I.E., those which may not be changed without shareholder approval) are identical for each Fund.

                      INFORMATION ABOUT THE REORGANIZATION

THE PLAN OF REORGANIZATION

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the form of Plan of Reorganization attached to this Proxy Statement/Prospectus as EXHIBIT A.

      The Plan of Reorganization provides for (i) the transfer, as of the Closing Date, of all of the assets of the Conservative Income Fund in exchange for shares of beneficial interest of the Conservative Growth Fund and the assumption by the Conservative Growth Fund of all of the Conservative Income Fund's liabilities; and (ii) the distribution of shares of the Conservative Growth Fund to shareholders of the Conservative Income Fund, as provided for in the Plan of Reorganization. The Conservative Income Fund will then be terminated and liquidated.

      After the Reorganization, each shareholder of the Conservative Income Fund will own shares of the Conservative Growth Fund having an aggregate value equal to the aggregate value of the shares in the Conservative Income Fund held by that shareholder as of the Closing Date. Shareholders of Class A, B and C shares of the Conservative Income Fund will receive the same Class of shares of the Conservative Growth Fund. In the interest of economy and convenience, shares of the Conservative Growth Fund will not be represented by physical certificates.

      Until the Closing Date, shareholders of the Conservative Income Fund will continue to be able to redeem or exchange their shares. Redemption requests received after the Closing Date will be treated as requests received by the Conservative Growth Fund for the redemption or exchange of its shares.

      The obligations of the Funds under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of the Conservative Income Fund. The Plan of Reorganization also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to EXHIBIT A to review the terms and conditions of the Plan of Reorganization.

REASONS FOR THE REORGANIZATION AND BOARD CONSIDERATIONS

      The Reorganization is being proposed because the Conservative Income Fund has not obtained a substantial enough level of assets to operate efficiently. Due to its small asset size, without the reimbursement of certain of its expenses by the Adviser, the Conservative Income Fund's expense ratio would be substantially higher than those of similar mutual funds. In addition, the LifeLine Funds are designed as long-term investment vehicles, and the HSBC Investor Funds complex offers other Funds that focus their investments on fixed income investments and may be more attractive to income-oriented investors. The Conservative Growth Fund's target asset allocation weightings are similar to those of the Conservative Income Fund. Therefore, the Conservative Income Fund may not be well-suited to the needs of most of the investors in the HSBC Investor Funds, and management of the HSBC Investor Funds has proposed the consolidation of the Funds that have similar or compatible investment strategies. The Conservative Growth Fund is also currently one of the smallest Funds in the HSBC Investor Funds complex, but in management's view, it is better positioned to attract and retain assets than the Conservative Income Fund. In management's view, the reorganization may benefit shareholders by resulting in a surviving Fund with a greater asset base, and with the consolidation of the assets of the two Funds the Conservative Growth Fund, as the surviving fund, should be better positioned than the Conservative Income Fund to operate efficiently and attract and retain assets.

      The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on June 11 and 12, 2007. For the reasons discussed below, the Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the interests of the shareholders of the Conservative Income Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund.

      The Reorganization will allow the Conservative Income Fund's shareholders to continue to participate as a shareholder in the LifeLine Funds, which provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. As shareholders of the Conservative Growth Fund, shareholders will be able to continue to exchange into the other HSBC Investor Funds that offer the same Class of shares in which such shareholder is currently invested.

      The Board of Trustees of the Trust, in recommending the proposed reorganization, considered a number of factors, including the following:

      o the plans of management to reduce redundant Funds in the HSBC Investor Funds;

      o that the Funds are both part of the LifeLine Funds and operate in a similar fashion;

      o the relative investment performance of the Conservative Income Fund as compared to the Conservative Growth Fund;

      o expense ratios and information regarding fees and expenses of the Conservative Income Fund and the Conservative Growth Fund and potential for the expense ratio of the Fund to decrease after merger due to the increase in asset size;

      o the relative size of the Funds and the potential benefit from a larger Fund;

      o that the Reorganization would not dilute the interests of the Conservative Income Fund's current shareholders and that the terms of the Plan were fair and reasonable and consistent with industry practice;

      o that the Adviser recommended the reorganization in light of the similarity of investment objectives and strategies of the Conservative Growth Fund with those of the Conservative Income Fund;

      o the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger;

      o that the Adviser reimburses a substantial portion of the expenses of operating the Funds, and has agreed to bear all costs of the Reorganization; and

      o the anticipated tax-free nature of the Reorganization to the Conservative Income Fund and its shareholders.

      The Board of Trustees also considered the future potential benefits to the Adviser in that its costs to manage and administer the assets now in both Funds may be reduced if the Reorganization is approved.

THE TRUSTEES OF THE TRUST RECOMMEND THAT CONSERVATIVE INCOME FUND SHAREHOLDERS APPROVE THE REORGANIZATION INTO THE CONSERVATIVE GROWTH FUND.

TAX CONSIDERATIONS

      The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Conservative Income Fund nor its shareholders, nor the Conservative Growth Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Trust and the Adviser to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

      Immediately prior to the Reorganization, the Conservative Income Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Conservative Income Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of the Conservative Income Fund shareholders. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

EXPENSES OF THE REORGANIZATION

      The Adviser will bear the costs of the Reorganization.

            ADDITIONAL INFORMATION ABOUT THE CONSERVATIVE GROWTH FUND

                     THE INVESTMENT ADVISER AND SUB-ADVISERS

      HSBC Investments (USA) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds and the Underlying Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2006, HSBC managed approximately $11 billion in the HSBC Investor Family of Funds.

      The following serve as investment sub-advisers of the Underlying Portfolios indicated below. The respective investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer each Underlying Portfolio's investment program.

      GROWTH PORTFOLIO: Waddell & Reed Investment Management Company ("Waddell & Reed") located at 6300 Lamar Avenue, Overland Park, Kansas 66202 serves as sub-adviser to the Growth Portfolio. As of December 31, 2006, Waddell & Reed, together with its investment management affiliate, managed approximately $7.13 billion in total institutional assets, representing 150 accounts.

      INTERNATIONAL EQUITY PORTFOLIO: AllianceBernstein L.P. ("AllianceBernstein"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as investment sub-adviser to the International Equity Portfolio. AllianceBernstein is a unit of Alliance Capital Management L.P. ("Alliance"). AllianceBernstein, which was founded as Sanford C. Bernstein & Co., Inc., a registered investment adviser and broker/dealer, was acquired by Alliance in October 2000 and has managed value-oriented investment portfolios since 1967. As of December 31, 2006, Alliance had approximately $716.9 billion in assets under management, representing 78,138 accounts.

      OPPORTUNITY PORTFOLIO: Westfield Capital Management Company, LLC ("Westfield") serves as sub-adviser to the Opportunity Portfolio. Westfield, a subsidiary of Boston Private Financial Holdings, Inc. since 1997, was founded in 1989 and specializes in growth portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2006, Westfield had $9.9 billion in assets under management, representing approximately 536 accounts.

      VALUE PORTFOLIO: NWQ Investment Management Co., LLC ("NWQ"), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as sub-adviser to the Value Portfolio. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ management. As of December 31, 2006, NWQ had $15.9 billion in assets under management, representing 626 accounts.

      CORE PLUS FIXED INCOME PORTFOLIO, HIGH YIELD PORTFOLIO AND INTERMEDIATE DURATION FIXED INCOME PORTFOLIO: Halbis Capital Management (USA) Inc. ("Halbis"), 452 Fifth Avenue, New York, New York 10018, is the sub-adviser for the Portfolios pursuant to investment sub-advisory contracts with the Adviser. Halbis is a wholly owned subsidiary of HSBC Halbis Partners (UK) Limited and is an affiliate of the Adviser. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers each Portfolio's investment program. HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as the investment adviser to both Funds and selects the target allocation weightings for the Underling Portfolios in the Fund's investment portfolio.

For advisory and management services, the Funds pay a management fee as follows:*

                                                                   -------------
HSBC Investor Conservative Growth Fund                                 0.05%
                                                                   -------------
HSBC Investor Conservative Income Fund                                 0.05%
--------------------------------------------------------------------------------

* The Adviser has waived this 0.05% fee for each Fund since each such Fund's inception.

The Adviser and any sub-adviser, in the aggregate, received management fees during the last fiscal year at the following annual rates from the Underlying Portfolios, based on each Portfolio's average net assets:

                                                                     PERCENTAGE OF AVERAGE NET
                                                                   ASSETS FOR FISCAL YEAR ENDED
                                                                             10/31/06
                                                                   ----------------------------
HSBC Investor Money Market Fund Class Y                                        0.20%
                                                                   ----------------------------
HSBC Investor Growth Portfolio                                                 0.49%
                                                                   ----------------------------
HSBC Investor High Yield Fixed Income Portfolio                                0.60%
                                                                   ----------------------------
HSBC Investor Value Portfolio                                                  0.52%
                                                                   ----------------------------
HSBC Investor Opportunity Portfolio                                            0.80%
                                                                   ----------------------------
HSBC Investor International Equity Portfolio                                   0.67%
                                                                   ----------------------------
HSBC Investor Core Plus Fixed Income Portfolio                                 0.47%
                                                                   ----------------------------
HSBC Investor Intermediate Duration Fixed Income Portfolio                     0.40%
                                                                   ----------------------------

      A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and/or sub-advisory agreements is available, or will be available, for the funds in their shareholder reports. For the Funds the discussion is available in the April 30, 2007 semi-annual report.

PORTFOLIO MANAGERS

THIS SECTION PROVIDES INFORMATION ABOUT THE PORTFOLIO MANAGERS OF THE VARIOUS UNDERLYING PORTFOLIOS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO:

      The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

      o Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard
            L. Madoff. She earned a BA from Brown University and an MBA from Harvard University.

      o Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

      o Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

      o Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of AllianceBernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to AllianceBernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a Chartered Financial Analyst.

HSBC INVESTOR VALUE PORTFOLIO:

      o Jon D. Bosse, CFA, Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.

      o Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 23 years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.

HSBC INVESTOR GROWTH PORTFOLIO:

      Mr. Dan Becker, CFA and Mr. Phil Sanders, CFA, are co-managers of the Growth Portfolio and are jointly and primarily responsible for the day-to day management of the Portfolio.

      o Daniel P. Becker, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Becker Joined Waddell & Reed in October 1989 as an investment analyst. In January 1994 he assumed responsibility for equity institutional accounts. In January 1997 he was named portfolio manager. Mr. Becker has been with the Sub-Adviser for 16 years and has 17 years of investment experience.

      o Philip J. Sanders, CFA, is Senior Vice President/Portfolio Manager of Waddell & Reed. Mr. Sanders joined Waddell & Reed in August 1998 as a vice president and portfolio manager. He was appointed senior vice president in July 2000. Mr. Sanders has been with the Sub-Adviser 7 years and has 17 years of investment experience.

HSBC INVESTOR OPPORTUNITY PORTFOLIO:

      Investment decisions for the Opportunity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC, which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as Chief Investment Officer.

      o Aurthur J. Bauernfeind is Chairman and Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 44 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.

      o William A. Muggia is President and Chief Investment Officer of Westfield covering Healthcare and Energy. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment officer since 2002. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 24 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.

      o Ethan J. Meyers is Senior Vice President of Westfield and covers Financials and Consumer Services. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 11 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.

      o Scott R. Emerman is Senior Security Analyst of Westfield and covers Consumer Discretionary and Consumer Staples. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Morgan Stanley Dean Witter and 6 years at Dean Witter Reynolds. He has 16 years of investment experience. Mr. Emerman earned his BS from Lehigh University.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO AND HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO:

      Halbis' fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jeffrey Klein.

      o Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.

      o Jeffrey Klein, Managing Director of Halbis, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined Halbis in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining Halbis, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO:

      Halbis' high yield management team is responsible for the day-to-day portfolio management of the High Yield Fixed Income Portfolio. The team members are Richard J. Lindquist, Michael J. Dugan and Philip L. Schantz. Each of the team members joined Halbis in April, 2005.

      o Richard J. Lindquist, CFA, is a Managing Director of Halbis, is the head of the high yield management team, and previously was the head of the high yield management team at Credit Suisse Asset Management ("CSAM"). He joined CSAM in 1995 as a result of its acquisition of CS First Boston Investment Management, where he performed comparable duties. He had been with CS First Boston Investment Management since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business.

      o Michael J. Dugan, is a Vice President of Halbis, and was previously a Vice President of CSAM where he had been a member of the high yield team since 2001. Mr. Dugan joined CSAM in 2000 following two years at Arnhold and S. Bleichroeder, where he was an associate in the institutional sales and marketing group. Previously, Mr. Dugan was an assistant supervisor in the client service group at Neuberger Berman LLC, where he had worked since 1996. Mr. Dugan holds a BA in political science from the University of Rhode Island.

      o Philip L. Schantz, is a Senior Vice President of Halbis, and was previously Director of CSAM where had been a member of the high yield team since 2000. Prior to joining CSAM Mr. Schantz was Head of High Yield Research at Prudential Securities. Prior to joining Prudential Securities, Mr. Schantz had been a High Yield Analyst at Lazard Freres and had been Co-Head of the High Yield Securities Group at E.F. Hutton. Mr. Schantz holds a BA in Government from Lehigh University.

      In his role as the head of the high yield management team, Mr. Lindquist acts as lead portfolio manager. Mr. Lindquist manages long-term strategies to be employed by the team and serves as the ultimate decision maker in the event the members of the team disagree on any issues related to portfolio management. On a day to day basis, Mr. Dugan has the primary responsibility for portfolio strategy decisions and Mr. Schantz has the primary responsibility for credit analysis. The responsibilities of each team member are substantially similar to the responsibilities each had when employed by CSAM.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by these individuals, and their ownership of securities in the Portfolio or Portfolios they manage is available in the SAI.

PERFORMANCE OF THE CONSERVATIVE GROWTH FUND

      The following bar chart provides some indication of the risks of investing in the Conservative Growth Fund's Class A shares by showing changes in the Fund's performance from year to year. Class A shares would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. The bar chart includes the effects of the Fund expenses, but not sales charges. If sales charges were included the returns would be lower. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual Funds, past performance (before and after taxes) is not a prediction of future performance and the bar chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

BAR CHART AND PERFORMANCE TABLE
ANNUAL TOTAL RETURNS
As of 12/31 (Class A)

The bar chart on this page shows the HSBC Investor Conservative Growth Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

PERFORMANCE BAR CHART AND TABLE

YEAR-BY-YEAR
TOTAL RETURNS
AS OF 12/31
FOR CLASS A SHARES

                              [BAR CHART OMITTED]

  [This following table was depicted as a bar chart in the printed material.]

                                     9.68%

                                     2006

Of course, past performance does not indicate how the Fund will perform in the future.

                                             Best quarter:    4Q 2006     +4.39%
                                             Worst quarter:   2Q 2006     -0.22%

                                             The  Fund's  Class A  Shares  total
                                             return for the  three-month  period
                                             from April 1, 2007 to June 30, 2007
                                             was ___%.
                                             -----------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 2006

The table below compares the Conservative Growth Fund's performance over time to that of the Standard & Poor's 500 Index(R), a broad market index that is generally representative of the larger companies in the U. S. stock market, and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (21%); Merrill Lynch High Yield Master II Index (8%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers Interm. U.S. Aggregate Bond Index (3%); Russell 1000(R) Growth Index (15%); Russell 1000(R) Value Index (14%); Russell 2500(R) Growth Index (4%) and the MSCI EAFE Index (10%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

AVERAGE ANNUAL
TOTAL RETURNS (for
the periods ended
December 31,2006)
------------------

                                                                    INCEPTION                           SINCE
                                                                      DATE               1 YEAR       INCEPTION
                                                             -------------------------------------------------------
CLASS A RETURN BEFORE TAXES                                        Feb. 23, 2005          4.16%            5.73%
                                                             -------------------------------------------------------

CLASS A RETURN AFTER TAXES ON
DISTRIBUTIONS                                                      Feb. 23, 2005          3.35%            5.19%
                                                             -------------------------------------------------------

CLASS A RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                              Feb. 23, 2005          3.05%            4.67%
                                                             -------------------------------------------------------

CLASS B (WITH APPLICABLE CDSC) RETURN
BEFORE TAXES                                                       Feb. 17, 2005          4.81%            6.04%
                                                             -------------------------------------------------------

CLASS C (WITH APPLICABLE CDSC) RETURN
BEFORE TAXES                                                      April 19, 2005          7.78%            9.65%
                                                             -------------------------------------------------------

S&P 500 INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                             --               15.78%           11.42%*
                                                             -------------------------------------------------------

CONSERVATIVE GROWTH BLENDED PORTFOLIO
INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)**                                                     --               10.57%            8.50%*
--------------------------------------------------------------------------------------------------------------------

*     Since February 28, 2005.

** The performance shown for the Conservative Growth Blended Portfolio Index prior to 4/30/06 does not reflect the 8% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is generally representative of investment-grade debt issues with maturities between three- and ten-years. The Russell 10003 Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 10003 Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 25003 Growth Index measures the performance of those 2,500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted Index that measures the performance of foreign stocks of developed countries.

      Portfolio Holdings Information. A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds' Statement of Additional Information ("SAI") dated February 28, 2007. The SAI is available by contacting HSBC Investor Funds at 1-800-782-8183.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

      The fiscal year-end of both the Conservative Income Fund and the Conservative Growth Fund is October 31.

      The financial highlights of the Conservative Growth Fund for each fiscal period since inception ended October 31, 2006 are contained in EXHIBIT C, and, except for the semi-annual period ended April 30, 2007, have been audited by KPMG LLP, the Trust's independent registered public accounting firm.

      The financial highlights of the Conservative Income Fund for each fiscal period since inception ended October 31, 2006 are contained in the LifeLine Prospectus. That prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/Prospectus.

      Information about the historical performance of the Conservative Growth Fund is contained in EXHIBIT D.

FORM OF ORGANIZATION

      The Conservative Income Fund is a series of HSBC Investor Funds, an open-end management investment company organized as a Massachusetts business trust. The Conservative Growth Fund is also a series of the Trust. The Trust is governed by a Board of Trustees, consisting of 6 members. For more information on the history of the Funds, see the SAI.

THE ADMINISTRATOR, DISTRIBUTOR AND SUB-ADMINISTRATOR

      The Adviser also serves as the Trusts' administrator (the "Administrator"), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the "Sub-Administrator"). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

      BISYS  Fund  Services  Limited  Partnership  ("BISYS  LP")  serves  as the distributor (the "Distributor") of each Fund's shares. BISYS LP may make payments in connection with pre-approved seminars,  conferences  and  advertising  to the extent  permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

      The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

DIVIDENDS AND OTHER DISTRIBUTIONS

      The Conservative Income Fund typically pays monthly dividends. The Conservative Growth Fund intends to declare and pay dividends quarterly. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash. Capital gains for both Funds are distributed at least annually.

      If the Plan of Reorganization is approved by shareholders of the Conservative Income Fund, then as soon as practicable before the Closing, the Conservative Income Fund will pay its shareholders a distribution of all undistributed 2007 net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows the capitalization of the Conservative Income Fund and the Conservative Growth Fund as of April 30, 2007 and on a PRO FORMA basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                                                AS OF APRIL 30, 2007
                                          ---------------------------------------------------------------------
                                          CONSERVATIVE               CONSERVATIVE               PRO FORMA AFTER
                                          INCOME FUND                GROWTH FUND                REORGANIZATION
                                          -----------                -----------                --------------
CLASS A SHARES
Net Assets.........................       $1,638,245                 $3,929,204                 $5,567,449
Net asset value per share..........       $10.63                     $11.57                     $11.57
Shares outstanding.................       154,053                    339,734                    481,328

CLASS B SHARES
Net Assets.........................       $943,564                   $3,279,114                 $4,222,678
Net asset value per share..........       $10.66                     $11.45                     $11.45
Shares outstanding.................       88,533                     286,288                    368,695

CLASS C SHARES
Net Assets.........................       $24,342                    $424,709                   $449,051
Net asset value per share..........       $10.68                     $11.70                     $11.70
Shares outstanding.................       2,279                      36,310                     38,390

                                 OTHER BUSINESS

      The Board does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               GENERAL INFORMATION

      This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Conservative Income Fund on or about August __, 2007. Only shareholders of record as of the close of business on the Record Date, July 27, 2007, will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

      A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by filing a written notice of revocation with the Fund's sub-administrator, BISYS Fund Services, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035; (ii) by returning a duly executed proxy with a later date before the time of the Special Meeting, or (iii) if a shareholder has executed a proxy but is present at the Special Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted. Being present at the meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan of Reorganization and the Reorganization contemplated thereby.

SOLICITATION OF VOTES

      In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees, officers of the Trust, by personnel of the Investment Adviser, the Fund's sub-administrator or distributor, and personnel of the Fund's transfer agent, or by broker-dealer firms.

QUORUM

      The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at the Special Meeting.

VOTE REQUIRED

      Approval of the Plan of Reorganization will require the affirmative vote of the holders of a majority of shares of the Conservative Income Fund outstanding and entitled to vote. Shareholders of the Conservative Income Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

      For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of the holders of a majority of shares of the Conservative Income Fund outstanding, without regard to presence at the Special Meeting.

ADJOURNMENTS

      If a quorum is not present in person or by proxy at the time the Special Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting at a later date. If a quorum is present but there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies concerning the Plan of Reorganization. Any adjournment will require the affirmative vote of a majority of the Fund's shares present at the session of the Special Meeting to be adjourned. If an adjournment of the Special Meeting is proposed because there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies will vote those proxies favoring the Plan of Reorganization in favor of adjournment, and will vote those proxies against the Plan of Reorganization against adjournment.

FUTURE SHAREHOLDER PROPOSALS

      You may request inclusion in the HSBC Investor Funds proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

      Only shareholders of record of the Conservative Income Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were ___________ shares of the Conservative Income Fund outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

      Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Funds in the aggregate beneficially owned less than 1% of the Class A, Class B and Class C shares of the Conservative Income Fund and the Class A, Class B and Class C shares of the Conservative Growth Fund, respectively.

      As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Conservative Income Fund and the Conservative Growth Fund, respectively:

------------------------------------------------------------------------------------------------------------------------
      NAME AND ADDRESS OF OWNER              FUND/CLASS             NUMBER OF SHARES             PERCENTAGE OWNERSHIP
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

      The votes of the shareholders of the Conservative Growth Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

INFORMATION ABOUT THE FUNDS

      Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, , Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

      THIS PLAN OF REORGANIZATION ("Reorganization Plan") is adopted this ____ day of ________, 2007 by HSBC Investor Funds, with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its Series, HSBC Investor Conservative Income Strategy Fund ("Acquired Fund") and HSBC Investor Conservative Growth Strategy Fund ("Acquiring Fund").

      This Reorganization Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Class A, B, C and R shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Reorganization Plan.

      WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Trustees of the Trust have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

      NOW, THEREFORE, the Trust on behalf of the Acquiring Fund and Acquired Fund, separately, hereby approves the Reorganization Plan on the following terms and conditions:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust will transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to the class of shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, B, C and R Acquiring Fund Shares to be so credited to Class A, B, C and R Acquired Fund Shareholders shall be equal to the aggregate net asset value of the shares of common stock of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, B, C and R shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section
2.3. The Acquiring Fund shall not issue certificates representing the Class A, B, C and R Acquiring Fund Shares in connection with such exchange.

      1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1. The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

      2.2. The net asset value of a Class A, B, C and R Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Trustees.

      2.3. The number of the Class A, B, C and R Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the Class A, B, C and R of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquiring Fund's designated recordkeeping agent.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be ________, 2007 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Reorganization Plan ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the Board of Trustees or officers of the Trust may designate.

      3.2. The Trust shall direct the Custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and
(ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund.

      3.3. The Trust shall direct BISYS Fund Services, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, B, C and R shares owned by each such shareholder immediately prior to the Closing.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

            (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its respective registration with the Commission as an investment company under the 1940 Act, and the registration of Class A, B, C and R Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act, and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

            (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in
      (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Fund (other than this Reorganization Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The financial statements of the Acquired Fund as of and for the year ended October 31, 2006 have been audited by KPMG LLP, independent registered public accounting firm. Such statements are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since October 31, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and in every state where sold, such sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

            (n) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, and subject to the approval of the shareholders of the Acquired Fund, this Reorganization Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

            (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

      4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            (a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the
      Commission as an investment company under the 1940 Act and the registration of the Class A, B, C and R Acquiring Fund Shares under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in
      (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The financial statements of the Acquiring Fund as of and for the year ended October 31, 2006 have been audited by KPMG LLP, independent registered public accounting firm. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since October 31, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under
      Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the
      Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and in every state where sold, such sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

            (m) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Reorganization Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class A, B, C and R Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Reorganization Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

            (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Trust and the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. To the extent required by applicable law, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Reorganization Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Fund covenants that the Class A, B, C and R Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Reorganization Plan.

      5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      5.5. Subject to the provisions of this Reorganization Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Plan.

      5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class A, B, C and R Acquiring Fund Shares received at the Closing.

      5.7. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Reorganization Plan as promptly as practicable.

      5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Reorganization Plan.

      5.9. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Acquiring Fund and the Trust contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this
Reorganization Plan to be performed or complied with by the Trust and the Acquiring Fund, on or before the Closing Date; and

      6.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, B, C and R Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust and the Acquired Fund, contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Acquired Fund, on or before the Closing Date;

      7.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, B, C and R Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.4. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Reorganization Plan shall, at its option, not be required to consummate the transactions contemplated by this Reorganization
Plan:

      8.1. The Reorganization Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Reorganization Plan or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. Dechert LLP shall deliver an opinion addressed to the Trust, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Reorganization Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on circumstances existing at the time of Closing, Dechert LLP determines that the transaction contemplated by this Reorganization Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Acquiring Fund and Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. The expenses relating to the proposed Reorganization will be borne solely by HSBC Investments (USA) Inc. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      The representations, warranties and covenants contained in this Reorganization Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

      This Reorganization Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Plan inadvisable.

12.   AMENDMENTS

      This Reorganization Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust, pursuant to paragraph 5.2 of this
Reorganization Plan, no such amendment may have the effect of changing the provisions for determining the number of Class A, B, C and R Acquiring Fund Shares to be issued to the Class A, B, C and R Acquired Fund Shareholders under this Reorganization Plan to the detriment of such shareholders without their further approval.

13.   HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      13.1. The Article and paragraph headings contained in this Reorganization Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Plan.

      13.2. This Reorganization Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

      13.3. This Reorganization Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Plan.

      IN WITNESS WHEREOF, the Board of Trustees of the Trust has caused this Reorganization Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                           HSBC INVESTOR FUNDS


                                           By: _________________________________
                                               Name: Richard A. Fabietti
                                               Title: President

EXHIBIT B

--------------------------------------------------------------------------------

HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                  Outstanding

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Adviser in accordance with the procedures established by, and under the general supervision of the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

PRICING OF FUND SHARES

THE LIFELINE FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on "Distribution Arrangements/Sales Charges."

FAIR VALUE PRICING POLICIES

A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Boardapproved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the board.

PURCHASING AND ADDING TO YOUR SHARES

--------------------------------------------------------------------------------

 PURCHASING SHARES

 You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

 Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust's behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each authorized dealer's or selling agent's agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

--------------------------------------------------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue--2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler's checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.



                            MINIMUM           MINIMUM
                            INITIAL          SUBSEQUENT
  ACCOUNT TYPE             INVESTMENT        INVESTMENT

  Regular
  (non-retirement)          $  1,000         $   100
                          -------------------------------
  Retirement (IRA)          $    250         $   100
                          -------------------------------
  Automatic
  Investment Plan           $    250         $    25

--------------------------------------------------------------------------



--------------------------------------------------------------------------------

AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------
INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE
Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "HSBC Investor Funds" and include the name of the appropriate Fund(s) on the check.

3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.


Subsequent Investment:
1.   Use the investment slip attached to your account statement.

     Or, if unavailable,

2.   Include the following information in writing:

     o    Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number

3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.



   ELECTRONIC VS. WIRE TRANSFER
   Wire transfers allow financial institutions to send funds to each other, almost instantaneously.
   With an electronic purchase or sale, the transaction is made through the Automated
   Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish electronic purchase option on your account application or call 1-800-782-8183.

Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $25)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o   Name;

     o   Date of birth (for individuals);



    DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account
   Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another
   HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

---------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Fund. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this Prospectus under "Shareholder Information--Selling Your Shares--Redemption Fees." As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see "Shareholder Information--Pricing of Fund Shares--Fair Value Pricing Policies."

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that they will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

--------------------------------------------------------------------------------

SELLING YOUR SHARES

You may sell your Fund shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

--------------------------------------------------
   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


   CONTINGENT DEFERRED SALES CHARGE
   When you sell Class B or C shares, you will be
   charged a fee for any shares that have not
   been held for a sufficient length of time.
   These fees will be deducted from the money
   paid to you. See the section on "Distribution
   Arrangements/Sales Charges" for details.
   --------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES
If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE
(unless you have declined telephone sales privileges)

     1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

BY MAIL OR OVERNIGHT SERVICE

(See "Selling Your Shares--Redemptions in Writing Required")

     1.   Write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be
               sent

          o    account owner signature


     2.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
          43218-2845.


REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.   Redemptions by Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

     o    Your account address has changed within the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account;

     o The redemption proceeds are being transferred to another Fund account with a different registration; or

     o The redemption proceeds are being wired to bank instructions currently not on your account.


You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SELLING YOUR SHARES
CONTINUED

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call. The Fund may charge a wire transfer fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

     o Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

     o    Include a voided personal check.

     o Your account must have a value of $10,000 or more to start withdrawals.

     o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

REDEMPTION FEE

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

SELLING YOUR SHARES
CONTINUED

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

SUSPENSION OF REDEMPTIONS

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE AND UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than SIX MONTHS may be reinvested in the shareholder's account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES


This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.


CONSERVATIVE INCOME STRATEGY FUND

                                  --------------------------------------------------------------------------------------------------
                                  CLASS A SHARES                           CLASS B SHARES            CLASS C SHARES
                                  --------------------------------------------------------------------------------------------------
   Sales Charge (Load)                PERCENTAGE                           No front-end sales        No front-end sales
                                         OF         PERCENTAGE             charge. A contingent      charge. A contingent
                                      OFFERING          OF                 deferred sales            deferred sales
                                        PRICE       INVESTMENT             charge (CDSC) may be      charge (CDSC) may be
                                     -----------    -----------            imposed on shares         imposed on shares
Less than $50,000                        4.75%         4.99%               redeemed within four      redeemed within one
$50,000 but less                                                           years after               year after purchase.
   than $100,000                         4.25%         4.44%               purchase. Shares
$100,000 but less                                                          automatically
   than $250,000                         3.50%        3.631%               convert to Class A
$250,000 but less                                                          Shares after 6
   than $500,000                         2.50%         2.56%               years.
$500,000 but less
   than $1,000,000                       2.00%         2.04%
$1,000,000 and over                      1.00%         1.01%

------------------------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and Service Fees  Subject to combined annual         Subject to combined       Subject to combined annual
                                        distribution and shareholder       annual distribution and   distribution and shareholder
                                        servicing fees of up to 0.25%      shareholder servicing     servicing fees of up to 1.00%
                                        annually of the Fund's total       fees of up to 1.00%       annually of the Fund's average
                                        average daily net assets.          annually of the Fund's    dailyx net assets.
                                                                           average daily net
                                                                           assets.
------------------------------------------------------------------------------------------------------------------------------------
 Fund Expenses                          Lower annual expenses than         Higher annual expenses    Higher annual expenses than
                                        Class B or C Shares.               than Class A Shares.      Class A Shares.
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

AGGRESSIVE GROWTH STRATEGY FUND, GROWTH STRATEGY FUND
MODERATE GROWTH STRATEGY FUND, AND CONSERVATIVE GROWTH STRATEGY FUND

                                  --------------------------------------------------------------------------------------------------
                                  CLASS A SHARES                           CLASS B SHARES            CLASS C SHARES
                                  --------------------------------------------------------------------------------------------------
   Sales Charge (Load)
                                      PERCENTAGE                           No front-end sales        No front-end sales
                                          OF           PERCENTAGE          charge. A contingent      charge. A contingent
                                       OFFERING            OF              deferred sales            deferred sales
                                         PRICE         INVESTMENT          charge (CDSC) may be      charge (CDSC) may be
                                      ----------       ----------          imposed on shares         imposed on shares
                                                                           redeemed within four      redeemed within one
Less than $50,000                        5.00%             5.26%           years after               year after purchase.
$50,000 but less                                                           purchase. Shares
   than $100,000                         4.50%             4.71%           automatically
$100,000 but less                                                          convert to Class A
   than $250,000                         3.75%             3.90%           Shares after 6
$250,000 but less                                                          years.
   than $500,000                         2.50%             2.56%
$500,000 but less
   than $1,000,000                       2.00%             2.04%
$1,000,000 and over                      1.00%             1.01%

------------------------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and Service Fees  Subject to combined annual         Subject to combined       Subject to combined annual
                                        distribution and shareholder       annual distribution and   distribution and shareholder
                                        servicing fees of up to 0.25%      shareholder servicing     servicing fees of up to 1.00%
                                        annually of the Fund's total       fees of up to 1.00%       annually of the Fund's average
                                        average daily net assets.          annually of the Fund's    daily net assets.
                                                                           average daily
                                                                           net assets.
------------------------------------------------------------------------------------------------------------------------------------
 Fund Expenses                          Lower annual expenses than         Higher annual expenses    Higher annual expenses than
                                        Class B or C Shares.               than Class A Shares.      Class A Shares.

------------------------------------------------------------------------------------------------------------------------------------


You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds' transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

     (A) Information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

     (B) Information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and

     (C) Information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

You should note in particular that, if the Funds' transfer agent is properly notified, under the "Right of Accumulation" described below the "Amount of Purchase" in the above chart will be deemed to include all Class A Shares of the Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any Class A Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Class A Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Statement of Additional Information. For purposes of determining the "Amount of Purchase," all Class A Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds' transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.


In addition to the information provided in this prospectus and the Statement of Additional Information, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds' website at www.investorfunds.us.hsbc.com.


CLASS A SHARES
SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o RIGHTS OF ACCUMULATION. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds' transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

     o COMBINATION PRIVILEGE. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS A SHARES
WAIVER OF SALES CHARGES

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Proceeds from redemptions from any of the HSBC Investor Funds or another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

     o Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

     o Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

     o Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

     o Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

     o    Shares purchased by tax-qualified employee benefit plans.

     o Shares purchased by directors, trustees, employees, and family members of the Adviser or its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

ADDITIONAL INFORMATION CONCERNING YOUR ABILITY TO QUALIFY FOR SALES CHARGE REDUCTIONS IS SET FORTH IN THE SAI.

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ("12b-1") plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, will decrease the return on your investment and may cost you more than paying other types of sales charges.

     o    The 12b-1 fees vary by share class as follows:

          o Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

          o Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

     o The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

     o The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

CLASS B SHARES

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ("CDSC"). The CDSC will be as illustrated in the chart.

           YEARS             CDSC AS A % OF
           SINCE             DOLLAR AMOUNT
          PURCHASE         SUBJECT TO CHARGE

            0-1                  4.00%

            1-2                  3.00%

            2-3                  2.00%

            3-4                  1.00%

        more than 4               None

-------------------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE--CLASS B SHARES

     o Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

     o After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

CLASS C SHARES

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

WAIVER OF SALES CHARGES--CLASS B SHARES AND CLASS C SHARES The following qualify for waivers of sales charges:

     o    Distributions following the death or disability of shareholder.

     o Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

     o Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.


      DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS--REVENUE SHARING

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for financial intermediary receiving such payments.

                             EXCHANGING YOUR SHARES
You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges. However, the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see "Selling Your Shares--Redemption Fee".

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

     o    Your name and telephone number

     o    The exact name on your account and account number

     o    Taxpayer identification number (usually your social security number)

     o    Dollar value or number of shares to be exchanged

     o    The name of the Fund from which the exchange is to be made

     o    The name of the Fund into which the exchange is being made.


See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds' Statement of Additional Information ("SAI") for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

     o A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

     o Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

     o The Conservative Income Strategy Fund intends to declare and pay dividends monthly. The Conservative Growth Strategy Fund and the Moderate Growth Strategy Fund intend to declare and pay dividends quarterly. The Growth Strategy Fund and the Aggressive Growth Strategy Fund intend to declare and pay dividends at least annually. Capital gains for all LifeLine Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

     o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

     o Current Tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

     o Any portion of a Fund's dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Income Strategy and Conservative Growth Strategy Funds whose asset allocation favor fixed income investments. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

     o Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

          DIVIDENDS, DISTRIBUTIONS AND TAXES CONTINUED

     o There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

     o Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

     o You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

     o If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

     o As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

     o Foreign shareholders may be subject to special withholding requirements.

     o If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

EXHIBIT C

FINANCIAL HIGHLIGHTS - CONSERVATIVE GROWTH FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                              INVESTMENT ACTIVITIES                   DIVIDENDS
                                                   ------------------------------------------   ----------------------
                                                                NET REALIZED AND
                                       NET ASSET      NET       UNREALIZED GAINS
                                         VALUE,    INVESTMENT    (LOSSES) FROM     TOTAL FROM       NET
                                       BEGINNING     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)       $ 10.00       0.04            0.26            0.30       (0.01)       (0.01)
Year ended October 31, 2006               10.29       0.22            0.85            1.07       (0.25)       (0.25)
Six months ended April 30, 2007           11.11       0.13            0.57            0.70       (0.12)       (0.24)
(unaudited)
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)       $ 10.00       0.03            0.16            0.19          -- (h)       -- (h)
Year ended October 31, 2006               10.19       0.15            0.83            0.98       (0.16)       (0.16)
Six months ended April 30, 2007           11.01       0.09            0.56            0.65       (0.09)       (0.21)
(unaudited)
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)       $ 10.00       0.03            0.38            0.41          --           --
Year ended October 31, 2006               10.41       0.15            0.85            1.00       (0.17)       (0.17)
Six months ended April 30, 2007           11.24       0.10            0.57            0.67       (0.09)       (0.21)
(unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                ---------------------------------------------------------------------
                                                                                          RATIO OF NET
                                    NET ASSET               NET ASSETS      RATIO OF       INVESTMENT      RATIO OF
                                      VALUE,                 AT END OF    EXPENSES TO      INCOME TO      EXPENSES TO
                                      END OF      TOTAL       PERIOD        AVERAGE         AVERAGE       AVERAGE NET    PORTFOLIO
                                      PERIOD    RETURN(b)     (000'S)    NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.29       2.96%      $ 1,054        1.50%           1.28%           8.01%         72.14%
Year ended October 31, 2006            11.11      10.48%        3,069        1.50%           2.33%           3.22%         96.58%
Six months ended April 30, 2007        11.57       6.44%        3,929        1.50%           2.49%           2.41%         56.94%
(unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.19       1.92%      $ 1,306        2.25%           0.53%           9.21%         72.14%
Year ended October 31, 2006            11.01       9.65%        2,567        2.25%           1.54%           3.98%         96.58%
Six months ended April 30, 2007        11.45       6.00%        3,279        2.25%           1.74%           3.16%         56.94%
(unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)    $ 10.41       4.10%      $    82        2.25%           0.66%           7.94%         72.14%
Year ended October 31, 2006            11.24       9.66%          320        2.25%           1.56%           3.92%         96.58%
Six months ended April 30, 2007        11.70       6.05%          425        2.25%           1.74%           3.16%         56.94%
(unaudited)
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 23, 2005.

(g)   Class B Shares commenced operations on February 17, 2005.

(h)   Rounds to less than $0.01.

(i)   Class C Shares commenced operations on April 19, 2005.

EXHIBIT D

Commentary from the Investment Manager

      The information below first appeared in the annual report to shareholders of the HSBC Investor Life Line Funds for Fiscal Year ended October 31, 2006. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

HSBC INVESTMENTS (USA) INC.

U.S. ECONOMIC REVIEW

Economic Growth moderated during the 12 month Period between November 1, 2005 and October 31, 2006, as a slowing housing market and higher interest rates and energy prices combined to restrain the economy.

The aftereffects of hurricanes Katrina, Wilma and Rita slowed economic growth during the final months of 2005. The economy rebounded powerfully during the first calendar quarter of 2006, however. Gross domestic product grew by an annualized rate of 5.8% between January and March, due to strong corporate spending and a warm winter, which boosted housing construction.

Economic growth subsequently cooled. The once-booming housing market fell sharply, removing what had been the economy's primary source of strength during recent years. High energy costs also weighed on the economy. Oil prices, which hovered around $10 a barrel as recently as 1999, climbed past $70 a barrel in the spring as strong global demand and concerns about supply disruptions fueled speculation.

Signs emerged during spring that the high cost of oil and other commodities had begun to push up inflation. The increase in inflation came despite a two-year campaign by the Federal Reserve to forestall rapid price escalation by raising short-term interest rates. All told, the Fed increased its target Federal Funds rate 17 times between June, 2004 and June, 2006, bringing the rate from 1.00% to 5.25%. The persistence of inflationary pressures led to concerns that the Fed, under the guidance of new chairman Ben Bernanke, might raise interest rates far enough to choke off economic growth.

More-benign economic and inflationary data emerged during summer, however. Energy prices receded, due to strong levels of oil and gas supplies. The price of a barrel of crude oil fell from more than $78 in July to less than $60 in early fall. Meanwhile the weakening housing market contributed to slower economic growth, productivity remained solid and wage growth stagnated. Those developments removed much of the inflationary pressure on the economy, allowing the Federal Reserve to leave interest rates unchanged at its meetings in August, September and October. The U.S. economy grew at an annualized rate of 1.6% during the third calendar quarter of 2006.

MARKET REVIEW

Stocks posted strong returns for the 12 months through October. The S&P 500(1) gained 16.33%, while the Russell 2000 Index(1) of small-company stocks gained 19.98% and the MSCI EAFE Index1 of foreign stocks gained 28.04%.

The corporate sector was very healthy during this fiscal year. Corporations enjoyed strong balance sheets, including large cash holdings, and generated powerful profit and cash-flow growth. Many companies used their strong

----------
(1) STANDARD & POOR'S 500 INDEX ("S&P 500") measures the performance of the stock market as a whole. RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values. MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") INDEX measures performance of a diverse range of developed countries in the indicated regions.

positions to engage in shareholder-friendly activities such as mergers and acquisitions, share repurchases and dividend increases.

Market leadership showed signs of shifting during this period. Relatively volatile shares of small caps and foreign stocks had led the bull market that began in 2002, while energy and materials stocks soared in recent years on the strength of rising commodity prices. The dominance of those sections of the market continued during the first half of this period.

Stocks experienced a correction between May and July, however, and the former market leaders fell the farthest. Shares of large, high-quality firms held up relatively well during the downturn, and continued to lead the market during the summer. Technology stocks, which had suffered generally poor returns since 2000, generated strong gains between July and October, as investors anticipating a slow-growing economy sought shares of firms that appeared poised to generate good earnings growth.

Shares of smaller, weaker firms rallied again late in the period, due largely to investor optimism about the prospects for an interest-rate cut early in 2007. Lower gasoline prices also gave a boost to consumer-oriented stocks late in the fiscal year, by freeing up consumers' income for discretionary spending.

The S&P 500 hit its highest level in five and a half years in late September, and the Dow Jones Industrial Average in October passed 12,000 for the first time in its history. The stock market following the run-up between July and October appeared fully valued, potentially providing room for growth over the coming months but leaving little buffer to shield investors in case of negative developments in earnings, economic growth or interest rates.

PORTFOLIO REVIEWS

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk, than other forms of investments, including investments in highgrade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and historically have experienced a greater degree of market volatility than average. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instabilities and fluctuations in currency exchanges.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
HSBC INVESTOR GROWTH STRATEGY FUND
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

The HSBC Investor Funds feature a number of funds that are structured as "master/feeder" funds. Under this two-tier structure, one fund (the "feeder fund") invests all of its assets in a second fund (the "master fund"). The LifeLine Funds, through this master/feeder structure, provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option corresponding to different investment objectives and risk tolerances. Each LifeLine Fund is a feeder fund. However, unlike most feeder funds, a LifeLine Fund will not direct all of its assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in accordance with its asset allocation model. HSBC Investments (USA) Inc. (the "Adviser"), according to specific target allocations, invested each LifeLine Fund's assets in some or all of the following master funds ("underlying Portfolios"): HSBC Investor Growth Portfolio ("Growth Portfolio"); HSBC Investor Value Portfolio ("Value Portfolio"); HSBC Investor Small Cap Equity Portfolio ("Small Cap Equity Portfolio"); HSBC Investor International Equity Portfolio ("International Equity Portfolio"); HSBC Investor Core Plus Fixed Income Portfolio ("Core Plus Fixed Income Portfolio"); HSBC Investor High Yield Fixed Income Portfolio (High Yield Fixed Income Fund); HSBC Investor Intermediate Duration Fixed Income Portfolio ("Intermediate Duration Fixed Income Portfolio"); and the HSBC Investor Money Market Fund ("Money Market Fund").

PORTFOLIO REVIEWS
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

[GRAPH CHART]

[GRAPH CHART]

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

--------------------------------------------------------------------------------------------------------
  FUND PERFORMANCE                                          AVERAGE ANNUAL TOTAL RETURN (%)
--------------------------------------------------------------------------------------------------------
                                              INCEPTION            1                     SINCE
AS OF APRIL 30, 2006                          DATE                 YEAR                  INCEPTION
--------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy    2/23/05              4.97                  4.69
Fund Class A(1)
--------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy    2/17/05              5.65                  5.06
Fund Class B(2)
--------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy    4/19/05              8.66                  9.01
Fund Class C(3)
--------------------------------------------------------------------------------------------------------
Conservative Growth Blended Portfolio                              11.12
Index(4)
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1) REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
(2) REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF 4.00%.
(3) REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF 1.00%.
(4) THE CONSERVATIVE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (21%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (8%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (25%); LEHMAN BROTHERS U.S. INTERM. AGGREGATE BOND INDEX (3%); RUSSELL 1000(R) GROWTH INDEX (15%); RUSSELL 1000(R) VALUE INDEX (14%); RUSSELL 2500(R) GROWTH INDEX (4%) AND THE MSCI EAFE INDEX (10%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERMEDIATE U.S. AGGREGATE INDEX IS AN UNMANAGE INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION- WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

PORTFOLIO REVIEWS
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

[GRAPH CHART]

[GRAPH CHART]

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

----------------------------------------------------------------------------------------------------------------
     Fund Performance                                              Average Annual Total Return (%)
----------------------------------------------------------------------------------------------------------------
AS OF OCTOBER 31, 2006                             Inception Date     1 year            Since Inception
----------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy         2/8/05             1.14              1.34
Fund Class A(1)
----------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy         2/14/05            1.40              1.81
Fund Class B(2)
----------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy         5/3/05             3.92              4.23
Fund Class C
----------------------------------------------------------------------------------------------------------------
Conservative Income Blended Portfolio Index(4)                        7.60              -----
----------------------------------------------------------------------------------------------------------------

(1) REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.
(2) REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF 4.00%.
(3) REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF 1.00%.
(4) THE CONSERVATIVE INCOME BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP 3-MONTH T-BILL (30%); LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX (15%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (10%); LEHMAN BROS. U.S. INTERM. AGGREGATE BOND INDEX (25%); RUSSELL 1000(R) GROWTH INDEX (8%); RUSSELL 1000(R) VALUE INDEX (8%) AND THE MSCI EAFE INDEX (4%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T., CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERM. U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS AND LOWER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITHA MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

PORTFOLIO REVIEWS

STANDARDIZED PERFORMANCE BENCHMARK INDICES FOR                             1
THE PERIODS ENDED OCTOBER 31, 2006                                      YEAR (%)

Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index                  4.54
Lehman Brothers U.S. Aggregate Bond Index                                 5.19
Lehman Brothers Intermediate U.S. Aggregate Bond Index                    5.12
Merrill Lynch High Yield Master II Index                                 10.34
MSCI EAFE Index                                                          28.04
Russell 1000(R) Growth Index                                             10.84
Russell 1000(R) Value Index                                              21.46
Russell 2500(R) Growth Index

CITIGROUP U.S. DOMESTIC 3-MONTH U.S. TREASURY BILL INDEX reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three -month Treasury Bill issues. The three-month Treasury Bills are the short-term debt obligations of the U.S. government.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is a market valueweighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX is generally representative of investment-grade debt issues with maturities between three and ten years.

THE MERRILL LYNCH HIGH YIELD MASTER II INDEX consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX (MSCI EAFE) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1000 securities in the Russell Universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1000 securities in the Russell Universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and priceto- earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index.

RUSSELL 2500(R) GROWTH INDEX measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in the underlying securities.

                  AGGRESSIVE GROWTH
                  BLENDED PORTFOLIO
[PIE CHART]       INDEX
                  34.0% Russell 2500(R) Growth Index
                  23.0% MSCI EAFE Index
                  21.0% Russell 1000(R) Value Index
                  21.0% Russell 1000(R) Growth Index
                  1.0% Citigroup U.S. Domestic 3-Month
                  U.S. Treasury Bill Index

[PIE CHART]       GROWTH BLENDED
                  PORTFOLIO INDEX
                  21.0% Russell 1000(R) Value Index
                  21.0% Russell 1000(R) Growth Index
                  20.0% Russell 2500(R) Growth Index
                  20.0% MSCI EAFE Index
                  15.0% Lehman Brothers U.S.
                  Aggregate Bond Index
                  2.0% Merrill Lynch High
                  Yield Master II Index
                  1.0% Citigroup U.S. Domestic 3-Month
                  U.S. Treasury Bill Index

[PIE CHART]       MODERATE GROWTH
                  BLENDED PORTFOLIO
                  INDEX
                  26.0% Lehman Brothers U.S.
                  Aggregate Bond Index
                  19.0% Russell 1000(R) Growth Index
                  18.0% Russell 1000(R) Value Index
                  15.0% MSCI EAFE Index
                  11.0% Russell 2500(R) Growth Index
                  6.0% Citigroup U.S. Domestic 3-Month
                  U.S. Treasury Bill Index
                  5.0% Merrill Lynch High Yield
                  Master II Index

[PIE CHART]       CONSERVATIVE GROWTH
                  BLENDED PORTFOLIO
                  INDEX
                  25.0% Lehman Brothers U.S.
                  Aggregate Bond Index
                  21.0% Citigroup U.S. Domestic 3-Month
                  U.S. Treasury Bill Index
                  15.0% Russell 1000(R) Growth Index

                  14.0% Russell 1000(R) Value Index
                  10.0% MSCI EAFE Index
                  8.0% Merrill Lynch High Yield
                  Master II Index
                  4.0% Russell 2500(R) Growth Index
                  3.0% Lehman Brothers Intermediate
                  U.S. Aggregate Bond Index

[PIE CHART]       CONSERVATIVE INCOME
                  BLENDED PORTFOLIO
                  INDEX
                  30.0% Citigroup U.S. Domestic 3-Month
                  U.S. Treasury Bill Index
                  25.0% Lehman Brothers Intermediate
                  U.S. Aggregate Bond Index
                  15.0% Lehman Brothers U.S.
                  Aggregate Bond Index
                  10.0% Merrill Lynch High Yield  Master II Index
                  8.0% Russell 1000(R) Growth Index
                  8.0% Russell 1000(R) Value Index
                  4.0% MSCI EAFE Index

                                     PART B

                               HSBC INVESTOR FUNDS

                        CONSERVATIVE GROWTH STRATEGY FUND

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                AUGUST ____, 2007

--------------------------------------------------------------------------------

Acquisition of the Assets and                         By and in Exchange for Shares of
Liabilities of HSBC                                   HSBC Investor Conservative Growth Strategy Fund
Investor Conservative                                 ("Conservative Growth Fund")
Income Strategy Fund                                  (a series of HSBC Investor Funds)
("Conservative Income Fund")                          3435 Stelzer Road
(a series of HSBC Investor Funds)                     Columbus, Ohio 43219-3035
3435 Stelzer Road
Columbus, Ohio 43219-3035

      This Statement of Additional Information is available to the shareholders of the Conservative Income Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Conservative Income Fund will be transferred to the Conservative Growth Fund in exchange for shares of the Conservative Growth Fund.

      This Statement of Additional Information of the Conservative Growth Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for the Conservative Income Fund and the Conservative Growth Fund dated February 28, 2007, as amended to date (Accession Number 000930413-07-001803);

2. The Financial Statements of the Conservative Income Fund and the Conservative Growth Fund as included in each Fund's Annual Report filed for the year ended October 31, 2006 (Accession Number 0001004726-06-000372); and

3. The Financial Statements of the Conservative Income Fund and the Conservative Growth Fund as included in each Fund's Semi-Annual Report filed for the period ended April 30, 2007 (Accession Number _____________________).

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated August , 2007 relating to the reorganization of the Conservative Income Fund may be obtained, without charge, by contacting HSBC Investor Funds, 1705 3435 Stelzer Road, Columbus, Ohio 43219 or call toll-free 1-(800) 782-8183. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

FUND HISTORY

For additional information on the History of the Conservative Income Fund and the Conservative Growth Fund, see the Fund's Statement of Additional Information dated February 28, 2007, as amended.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

For additional information about the Conservative Income Fund and Conservative Growth Fund's investment and risks see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

MANAGEMENT OF THE FUND

For additional information about the Management of the Conservative Income Fund and the Conservative Growth Fund see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

INVESTMENT ADVISORY AND OTHER SERVICES

For additional information about the investment advisory and other services of the Conservative Income Fund and the Conservative Growth Fund see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

PORTFOLIO MANAGERS

For additional information about the Portfolio Managers of the Underlying Portfolios of the Conservative Income Fund and the Conservative Growth Fund see the Funds' Statement of Additional Information dated February 28, 2007.

BROKERAGE ALLOCATION AND OTHER PRACTICES

For additional information about the Brokerage Allocation and other practices of the Conservative Income Fund and the Conservative Growth Fund and their Underlying Portfolios, see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

CAPITAL STOCK AND OTHER SECURITIES

For  additional   information  about  shares  of  beneficial  ownership  in  the
Conservative Income Fund and the Conservative Growth Fund see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

PURCHASE, REDEMPTION AND PRICING OF SHARES

For additional information about the purchase, redemption and pricing of shares for the Conservative Income Fund and the Conservative Growth Fund, see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

TAXATION OF THE FUND

For additional information about the taxation of the Conservative Income Fund and the Conservative Growth Fund, see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

UNDERWRITERS

For additional information about the Distributor and other service providers of the Conservative Income Fund and the Conservative Growth Fund, see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

CALCULATION OF PERFORMANCE DATA

For additional information about the calculation of performance data for the Conservative Income Fund and the Conservative Growth Fund, see the Funds' Statement of Additional Information dated February 28, 2007, as amended.

FINANCIAL STATEMENTS

Shown below are the financial statements for the Conservative Income Fund and the Conservative Growth Fund (the "Funds") as of the dates indicated and pro forma financial statements for the combined Fund ("Combined Fund") assuming the reorganization of the Funds was consummated as of and for the periods ended October 31, 2006 and April 30, 2007. The first table presents Comparison of Portfolio Characteristics for each fund. The second table for each period presents the Statements of Assets and liabilities for each Fund and estimated pro forma figures for the Combined fund. The third table for each period presents the Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements for each period.

Unaudited Pro Forma Combined Schedule of Investments

HSBC Investor Conservative Income Strategy Fund
HSBC Investor Conservative Growth Strategy Fund
HSBC Investor Conservative Growth Strategy Fund Pro Forma Combined

October 31, 2006
(Unaudited)


                                                                                                            HSBC Investor
                                            HSBC Investor Conservative          HSBC Investor            Conservative Growth
                                               Income Strategy Fund          Conservative Growth            Strategy Fund
                                                                                Strategy Fund            Pro Forma Combined
Security Description            Pro Forma
                                Combined
Investment in Affiliated        % of Net
Investment Companies             Assets         Shares       Value($)       Shares       Value($)        Shares      Value($)
--------------------             ------         ------       --------       ------       --------        ------      --------
HSBC Investor Core Plus
 Fixed Income Portfolio            22.4%                      317,028                    1,490,848                  1,807,876

HSBC Investor International
 Equity Portfolio                   8.3%                       83,475                      588,838                    672,313

HSBC Investor Small Cap
 Equity Portfolio                   2.9%                           --                      234,307                    234,307

HSBC Investor Intermediate
 Duration Fixed Income
Portfolio                           8.8%                      527,808                      178,707                    706,515

HSBC Investor High Yield
 Fixed Income Portfolio             8.5%                      210,918                      476,091                    687,009

HSBC Investor Value
Portfolio                          12.3%                      166,695                      823,116                    989,811

HSBC Investor Growth
Portfolio                          13.0%                      166,655                      881,703                  1,048,358

HSBC Investor Money Market Fund
Class Y Shares                     23.3%         630,196      630,196*    1,245,875      1,245,874*    1,876,070    1,876,070
                                  ------                   ----------                   ----------                 ----------

Total Investments                  99.5%                    2,102,775                    5,919,484                  8,022,259

Percentages indicated are based on net assets of $8,062,273

*Cost for HSBC Money Market Fund Class Y Shares are equal to the value.

See accompanying notes to pro-forma financial statements.

Pro Forma Combined Schedule of Investments

HSBC Investor Conservative Income Strategy Fund
HSBC Investor Conservative Growth Strategy Fund
HSBC Investor Conservative Growth Strategy Fund Pro Forma Combined

April 30, 2007
(Unaudited)

                                                                                                          HSBC Investor Conservative
                                                HSBC Investor Conservative   HSBC Investor Conservative      Growth Strategy Fund
Security Description                Pro Forma      Income Strategy Fund         Growth Strategy Fund          Pro Forma Combined
                                     Combined
Investment in Affiliated             % of Net
  Investment Companies                Assets      Shares        Value($)       Shares        Value($)       Shares        Value($)
---------------------------------   ---------   --------------------------   --------------------------   --------------------------

HSBC Investor Core Plus
  Fixed Income Portfolio               22.6%                     389,377                    1,920,916                   2,310,293

HSBC Investor International
  Equity Portfolio                      8.4%                     102,904                      761,488                     864,392

HSBC Investor Small Cap
  Equity Portfolio                      2.9%                                                  302,023                     302,023

HSBC Investor Intermediate
  Duration Fixed Income Portfolio       8.6%                     648,651                      230,399                     879,050

HSBC Investor High Yield
  Fixed Income Portfolio                8.5%                     259,065                      613,457                     872,522

HSBC Investor Value Portfolio          12.4%                     205,102                    1,062,425                   1,267,527

HSBC Investor Growth Portfolio         13.1%                     204,382                    1,134,318                   1,338,700

HSBC Investor Money Market
  Fund Class Y Shares                  23.3%     776,540         776,540*     1,610,054     1,610,054*    2,386,594      2,386,594*
                                       ----                    ---------                    ---------                   ----------

Total Investments                      99.8%                   2,586,021                    7,635,080                   10,221,101

Percentages indicated are based on net assets of $10,239,178.

* Cost for the HSBC Money Market Fund Class Y Shares is equal to the value.

See accompanying notes to pro forma financial statements.

HSBC INVESTOR LIFELINE FUNDS


                                                  CONSERVATIVE      CONSERVATIVE
Pro Forma STATEMENT OF ASSETS AND LIABILTIES         INCOME            GROWTH
OCTOBER 31, 2006                                    STRATEGY           STRATEGY        PRO FORMA        PRO FORMA
(Unaudited)                                           FUND               FUND         ADJUSTMENTS       COMBINED
----------------------------------                ------------      ------------      -----------     -----------
ASSETS:

Investments in Portfolios                          $ 1,472,579       $ 4,673,610               --     $ 6,146,189

Investment in affiliates, at value (a)                 630,196         1,245,874               --       1,876,070

Receivable for capital shares issued                       100            18,180               --          18,280

Receivable from Investment Adviser                      14,688            19,180               --          33,868

Receivable from Sub Administrator                       11,320             6,539               --          17,859

Prepaid expenses                                           244               344               --             588
                                                   -----------       -----------      -----------     -----------

TOTAL ASSETS                                         2,129,127         5,963,727               --       8,092,854
                                                   -----------       -----------      -----------     -----------

LIABILITIES:

Dividends payable                                          373                --               --             373

Payable for capital shares redeemed                     19,805                --               --          19,805
Accrued related party expenses and other
liabilities:

  Investment Management                                     90               253               --             343

  Administration                                            77               199               --             276
  Transfer Agent                                           169               214               --             383

  Printing                                               1,378             3,534               --           4,912

 Distribution                                              532             1,843               --           2,375

  Shareholder Servicing                                    454             1,277               --           1,731

  Trustee                                                    4                 8               --              12

  Other                                                    103               268               --             371
                                                   -----------       -----------      -----------     -----------

TOTAL LIABILITIES                                       22,985             7,596               --          30,581
                                                   -----------       -----------      -----------     -----------

NET ASSETS                                         $ 2,106,142       $ 5,956,131               --     $ 8,062,273
                                                   ===========       ===========      ===========     ===========

COMPOSITION OF NET ASSETS:

Capital                                            $ 2,056,568         5,601,417               --       7,657,985

Accumulated net investment income (loss)                  (106)            4,342               --           4,236

Accumulated net realized gains (losses) from
investment transactions                                  1,164            65,382               --          66,546

Unrealized appreciation/depreciation from
investments                                             48,516           284,990               --         333,506
                                                   -----------       -----------      -----------     -----------

NET ASSETS                                         $ 2,106,142       $ 5,956,131               --     $ 8,062,273
                                                   ===========       ===========      ===========     ===========

NET ASSETS

Class A Shares:                                    $ 1,319,970       $ 3,069,257                      $ 4,389,227

Class B Shares:                                    $   762,918       $ 2,566,513                      $ 3,329,431

Class C Shares:                                    $    23,254       $   320,361                      $   343,615
                                                   -----------       -----------      -----------     -----------
                                                   $ 2,106,142       $ 5,956,131                      $ 8,062,273
                                                   ===========       ===========      ===========     ===========

SHARES OUTSTANDING

Class A Shares:                                        128,281           276,301           (9,454)**      395,128

Class B Shares:                                         73,973           233,091           (4,684)**      302,380

Class C Shares:                                          2,249            28,503             (180)**       30,572

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
    PRICE PER SHARE

Class A Shares:                                    $     10.29       $     11.11               --     $     11.11

Class B Shares:*                                   $     10.31       $     11.01               --     $     11.01

Class C Shares:*                                   $     10.34       $     11.24               --     $     11.24

Maximum Sales Charge--Class A Shares                      4.75%             5.00%              --            5.00%
                                                   ===========       ===========      ===========     ===========

Maximum Offering Price per share (Net Asset
    Value/(100%-maximum sales charge))             $     10.80       $     11.69               --     $     11.69
                                                   ===========       ===========      ===========     ===========
Investments in affiliates, at cost (a)             $   630,196       $ 1,245,874               --     $ 1,876,070
                                                   ===========       ===========      ===========     ===========

*     Redemption Price per share varies by length of time shares are held.
** Adjusted shares are based on investing in each respective class of shares of the Conservative Growth Fund
(a) The investment in affiliates are holdings of the HSBC Investor Money Market Fund Class Y Shares (see Note 1). The shares held in the Fund are identical to value since it is at $1.00 net asset value per share. In addition, value and cost for financial reporting and federal income tax purpose are the same.

         See accompanying notes to the Pro Forma financial statements.

HSBC INVESTOR LIFELINE FUNDS

                                                               CONSERVATIVE       CONSERVATIVE
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES                     INCOME             GROWTH
APRIL 30, 2007                                                   STRATEGY           STRATEGY         PRO FORMA          PRO FORMA
(UNAUDITED)                                                        FUND               FUND          ADJUSTMENTS          COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in Portfolios                                      $  1,809,481       $  6,025,026                         $  7,834,507
Investment in affiliates, at value (a)                              776,540          1,610,054                            2,386,594
Receivable for capital shares issued                                 19,254              6,659                               25,913
Receivable from Investment Adviser                                    6,244              5,208                               11,452
Prepaid expenses                                                      3,991              4,272                                8,263
                                                               ------------       ------------      ------------       ------------
TOTAL ASSETS                                                      2,615,510          7,651,219                           10,266,729
                                                               ------------       ------------      ------------       ------------

LIABILITIES:
Dividends payable                                                       658                 --                                  658
Payable for capital shares redeemed                                      --                 30                                   30
Accrued expenses and other liabilities:
  Investment Management                                                 103                304                                  407
  Administration                                                         92                252                                  344
  Transfer Agent                                                      4,585              4,694                                9,279
  Compliance Service                                                      2                  5                                    7
  Distribution                                                          582              2,248                                2,830
  Shareholder Servicing                                                 518              1,535                                2,053
  Other                                                               2,819              9,124                               11,943
                                                               ------------       ------------      ------------       ------------
TOTAL LIABILITIES                                                     9,359             18,192                               27,551
                                                               ------------       ------------      ------------       ------------
NET ASSETS                                                     $  2,606,151       $  7,633,027                         $ 10,239,178
                                                               ============       ============      ============       ============

COMPOSITION OF NET ASSETS:
   Capital                                                     $  2,481,169          7,007,364                            9,488,533
   Accumulated net investment income (loss)                           ($524)            10,048                                9,524
   Accumulated net realized gains (losses) from investment
      transactions                                                   47,970            136,923                              184,893
   Unrealized appreciation/depreciation from investments             77,536            478,692                              556,228
                                                               ------------       ------------      ------------       ------------
NET ASSETS                                                     $  2,606,151       $  7,633,027                         $ 10,239,178
                                                               ============       ============      ============       ============

NET ASSETS
Class A Shares:                                                $  1,638,245       $  3,929,204                         $  5,567,449
Class B Shares:                                                     943,564          3,279,114                            4,222,678
Class C Shares:                                                      24,342            424,709                              449,051
                                                               ------------       ------------      ------------       ------------
                                                               $  2,606,151      $  7,633,027       $ 10,239,178
                                                               ============       ============      ============       ============

SHARES OUTSTANDING
Class A Shares:                                                     154,053            339,734           (12,459)           481,328
Class B Shares:                                                      88,533            286,288            (6,126)           368,695
Class C Shares:                                                       2,279             36,310              (198)            38,391

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
Class A Shares:                                                $      10.63       $      11.57                         $      11.57
Class B Shares:*                                               $      10.66       $      11.45                         $      11.45
Class C Shares:*                                               $      10.68       $      11.70                         $      11.70
Maximum Sales Charge--Class A Shares                                   4.75%              5.00%                                5.00%
                                                               ============       ============      ============       ============

Maximum Offering Price per share (Net Asset
   Value/(100%-maximum sales charge))                          $      11.16       $      12.18                         $      12.18
                                                               ============       ============      ============       ============
Investments in affiliates, at cost (a)                         $    776,540       $  1,610,054                         $  2,386,594
                                                               ============       ============      ============       ============

*   Redemption Price per share varies by length of time shares are held.
(a) The investment in affiliates is holdings of the HSBC Investor Money Market Fund Class Y Shares (see Note 1). The shares held in the Fund are identical to value since it is at $1.00 net asset value per share. In addition, value and cost for financial reporting and federal income tax purpose are the same.

See accompanying notes to the pro forma financial statements.

Pro Forma
STATEMENT OF OPERATIONS                                CONSERVATIVE   CONSERVATIVE
FOR THE YEAR ENDED OCTOBER 31, 2006                       INCOME         GROWTH        PRO FORMA         UNAUDITED
(Unaudited)                                           STRATEGY FUND  STRATEGY FUND    ADJUSTMENTS        COMBINED
--------------------------------------------          -------------  -------------    -----------        ---------
HSBC INVESTOR LIFELINE FUNDS
INVESTMENT INCOME:

Investment income from Portfolios (a)                    $  60,628      $ 128,179             --         $ 188,807

Investment income from affiliates                           25,346         41,907             --            67,253

Foreign tax withholding from Portfolios (a)                   (260)        (1,538)            --            (1,798)

Expenses from Portfolios (a)                               (10,500)       (27,710)            --           (38,210)
                                                         ---------      ---------      ---------         ---------

   TOTAL INVESTMENT INCOME                                  75,214        140,838             --           216,052
                                                         ---------      ---------      ---------         ---------

EXPENSES:

Investment Management                                          921          2,208             --             3,129

Administration                                                 690          1,654             --             2,344
Distribution:

  Class B Shares                                             4,436         15,017             --            19,453

  Class C Shares                                             1,265          2,079             --             3,344

Shareholder Servicing:

  Class A Shares                                             2,707          5,342             --             8,049

  Class B Shares                                             1,479          5,006             --             6,485

  Class C Shares                                               422            693             --             1,115

Accounting                                                  31,500         31,500        (31,500)(b)        31,500

Chief Compliance Officer                                        21             57             --                78

Printing                                                     8,128         18,339             --            26,467

State Registration                                           1,763          1,822             --             3,585

Transfer Agent                                              41,599         42,614        (41,599)(b)        42,614

Trustee                                                         46            109             --               155

Other                                                        3,435          5,624             --             9,059
                                                         ---------      ---------      ---------         ---------

  Total expenses before fee reductions                      98,412        132,064        (73,099)          157,377
                                                         ---------      ---------      ---------         ---------

  Fees reduced by Fund Accounting and Transfer Agent       (48,549)       (48,586)        48,549 (c)       (48,586)

  Fees reduced and expenses reimbursed by Investment
    Adviser                                                (15,659)       (21,135)       (20,754)(c)       (57,548)

  Fees reduced by Sub Administrator                        (11,320)        (6,539)            --           (17,859)
                                                         ---------      ---------      ---------         ---------

  NET EXPENSES                                              22,884         55,804        (45,304)           33,384
                                                         ---------      ---------      ---------         ---------

NET INVESTMENT INCOME (LOSS)                                52,330         85,034         45,304           182,668
                                                         ---------      ---------      ---------         ---------

NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS: (A)

Net realized gains (losses) from investments                 4,522         66,363             --            70,885

Change in unrealized appreciation/depreciation
  from investments                                          43,770        247,105             --           290,875
                                                         ---------      ---------      ---------         ---------

Net realized/unrealized gains from investment
   transactions and foreign currencies                      48,292        313,468             --           361,760
                                                         ---------      ---------      ---------         ---------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           $ 100,622      $ 398,502         45,304         $ 544,428
                                                         =========      =========      =========         =========

(a) Represents amounts allocated from the respective Portfolios
(b) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(c) Based on contract in effect for the surviving Fund.

See accompanying notes to the Pro Forma financial statements.

HSBC INVESTOR LIFELINE FUNDS
PRO FORMA STATEMENT OF OPERATIONS                                    CONSERVATIVE    CONSERVATIVE
FOR THE SIX MONTHS ENDED APRIL 30, 2007                                 INCOME          GROWTH         PRO FORMA       PRO FORMA
(UNAUDITED)                                                          STRATEGY FUND   STRATEGY FUND    ADJUSTMENTS      COMBINED
                                                                       ---------       ---------       ---------       ---------

INVESTMENT INCOME:
Investment income from Portfolios (a)                                  $  38,748       $  97,975                       $ 136,723
Investment income from affiliates                                         17,137          34,744                          51,881
Dividend income from investment company shares                              --              --                              --
Dividends from money market fund                                            --              --                              --
Foreign tax withholding                                                     --              --                              --
Income from securities lending                                              --              --                              --
Investments from portfolios                                            $    --         $    --                              --
Dividends from affiliated investments                                       --              --                              --
Foreign tax withholding from Portfolios (a)                                 (141)         (1,031)                         (1,172)
Income from securities lending                                              --              --                              --
Expenses from Portfolios (a)                                              (7,091)        (20,783)                        (27,874)
                                                                       ---------       ---------       ---------       ---------
  TOTAL INVESTMENT INCOME                                                 48,653         110,905                         159,558
                                                                       ---------       ---------       ---------       ---------

EXPENSES:
Investment Management                                                        570           1,648                           2,218
Sub-investment                                                              --              --                              --
Administration - HSBC (see note 3)                                          --              --                              --
Administration                                                               407           1,177                           1,584
Co-Administration fees                                                      --              --                              --
Distribution:
  12b-1 Class A                                                             --              --                              --
  12b-1 Class Y                                                             --              --                              --
  Class B Shares                                                           2,999          10,593                          13,592
  Class C Shares                                                              89           1,362                           1,451
  12b-1 Class 5                                                             --              --                              --
  12b-1 Class 6                                                             --              --                              --
Shareholder Servicing:
  Class A Shares                                                           1,819           4,253                           6,072
  Shareholder Service Class Y                                               --              --                              --
  Class B Shares                                                             999           3,531                           4,530
  Class C Shares                                                              30             454                             484
  Shareholder Service Class 5                                               --              --                              --
  Shareholder Service Class 6                                               --              --                              --
  Administrative Service Class 1                                            --              --                              --
  Administrative Service Class 2                                            --              --                              --
  Administrative Service Class 3                                            --              --                              --
  Administrative Service Class 4                                            --              --                              --
  Administrative Service Class 5                                            --              --                              --
  Administrative Service Class 6                                            --              --                              --
Accounting                                                                16,188          16,188         (16,188)(b)      16,188
Audit                                                                       --              --                              --
Consulting                                                                  --              --                              --
Custodian                                                                   --              --                              --
Dividend expense for securities sold short                                  --              --                              --
Insurance                                                                   --              --                              --
Compliance Service                                                            13              36                              49
Legal                                                                       --              --                              --
Letter of Credit                                                            --              --                              --
Medical & Life Insurance                                                    --              --                              --
Offering fees                                                               --              --                              --
Organization                                                                --              --                              --
Accumulated net realized gains (losses) from investment                     --              --                              --
Printing                                                                   2,274           6,423                           8,697
Soft Dollars                                                                --              --                              --
State Registration                                                          --              --                              --
Transfer Agent                                                            22,293          23,722         (21,000)(b)      25,015
Trustee                                                                       27              78                             105
Interest                                                                    --              --                              --
Other                                                                        887           1,213                           2,100
                                                                       ---------       ---------       ---------       ---------
  Total expenses before fee reductions                                    48,595          70,678         (37,188)         82,085
  Fees reduced by Fund Accounting and Transfer Agent                        --              --              --              --
  Fees reduced by Administrator - HSBC (see note 3)                         --              --                (c)           --
  Fees reduced and expenses reimbursed by Investment Adviser             (35,481)        (29,990)         37,188 (c)     (28,283)
                                                                       ---------       ---------       ---------       ---------
  Fees reduced by Sub Administrator                                         --              --                              --
                                                                       ---------       ---------       ---------       ---------
  NET EXPENSES                                                            13,114          40,688            --            53,802
                                                                       ---------       ---------       ---------       ---------
NET INVESTMENT INCOME (LOSS)                                              35,539          70,217            --           105,756
                                                                       ---------       ---------       ---------       ---------

NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
Realized gains on foreign currency transactions                             --              --
Realized gains on futures transactions                                      --              --
Realized gains on options transactions                                      --              --
Realized gains on short sale transactions                                   --              --
Realized gains on sales of investment company shares                        --              --
  INVESTMENTS: (a)

Net realized gains (losses) from investments                              48,651         138,749                         187,400
Net realized gain distributions from investment company shares              --              --                              --
Change in unrealized appreciation on foreign currency transactions          --              --                              --
Change in unrealized appreciation on futures transactions                   --              --                              --
Change in unrealized appreciation on options transactions                   --              --                              --
Change in unrealized appreciation on short sale transactions                --              --                              --
Change in unrealized appreciation/depreciation
  from investments                                                        29,020         193,702                         222,722
                                                                       ---------       ---------       ---------       ---------
Net realized/unrealized gains from investment
  transactions                                                            77,671         332,451                         410,122
                                                                       ---------       ---------       ---------       ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 113,210       $ 402,668            --         $ 515,878
                                                                       =========       =========       =========       =========

(a) Represents amounts allocated from the respective Portfolios.

(b) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(c) Based on contract in effect for the surviving Fund.

See accompanying notes to the pro forma financial statements.

NOTES TO Pro Forma FINANCIAL STATEMENTS--OCTOBER 31, 2006 (UNAUDITED)

1.    ORGANIZATION:

      HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of October 31, 2006, the Trust is comprised of 24 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 2 funds (individually a "Fund", collectively the "LifeLine Funds"):

      FUND                                              SHORT NAME
      ----                                              ----------

      HSBC Investor Conservative Growth Strategy Fund   Conservative Growth Fund
      HSBC Investor Conservative Income Strategy Fund   Conservative Income Fund

                  Financial statements for all other series of the HSBC Investor Family of Funds are published separately.

            The HSBC Investor Money Market Fund (the "Money Market Fund") is an open-end management investment company and, like each Fund, is a diversified series of the Trust.

      The LifeLine Funds utilize a master feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in the Portfolios and the Money Market Fund (collectively the "Underlying Portfolios") per the following target weightings:

       LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                                  CONSERVATIVE      CONSERVATIVE
                                                  GROWTH            INCOME
       UNDERLYING PORTFOLIOS                      FUND              FUND
       ---------------------                      ------------      ------------

       Core Plus Fixed Income Portfolio .......   25%               15%
       High Yield Fixed Income Portfolio ......   8%                10%
       Intermediate Duration Fixed Income
       Portfolio ..............................   3%                25%
       Growth Portfolio .......................   15%               8%
       International Equity Portfolio .........   10%               4%
       Small Cap Equity Portfolio .............   4%                None
       Value Portfolio ........................   14%               8%
       Money Market Fund ......................   21%               30%
                                                  -----------       ------------
       Total ..................................   100%              100%
                                                  ===========       ============

      Prior to April 28, 2006, the Lifeline Funds utilized the following schedule:

                                                  CONSERVATIVE      CONSERVATIVE
                                                  GROWTH            INCOME
       UNDERLYING PORTFOLIOS                      FUND              FUND
       ---------------------                      ------------      ------------

       Core Plus Fixed Income Portfolio .......   20%               25%
       Intermediate Duration Fixed Income
       Portfolio ..............................   15%               25%
       Growth Portfolio .......................   15%               8%
       International Equity Portfolio .........   10%               4%
       Small Cap Equity Portfolio .............   5%                None
       Value Portfolio ........................   15%               8%
       Money Market Fund ......................   20%               30%
                                                  -----------       ----------
       Total ..................................   100%              100%
                                                  ===========       ==========

      The HSBC Investor Core Plus Fixed Income Portfolio (formerly the HSBC Investor Fixed Income Portfolio), HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly the HSBC Investor Limited Maturity Portfolio), HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Small Cap Equity Portfolio and the HSBC Investor Value Portfolio (individually a "Portfolio," collectively the "Portfolios") are diversified series of the HSBC Investor Portfolios (the "Portfolio Trust"). The Portfolios operate as master funds in master-feeder arrangements.

      The LifeLine Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class R Shares (currently not operational with assets). Class A Shares of the Conservative Growth Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price while Class A Shares of the Conservative Income Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the LifeLine Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge ("CDSC") ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the LifeLine Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class R Shares of the Funds. Each class of shares in the LifeLine Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

      Under the Trust's organizational documents, the LifeLine Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LifeLine Funds. In addition, in the normal course of business, the Trust enters into contracts with service providers, which also provide for indemnifications by the Funds. The LifeLine Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifeLine Funds. However, based on experience, the LifeLine Funds expect that risk of loss to be remote.

2.    BASIS OF COMBINATION:

      The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Conservative Income Strategy Fund a series of the Trust, by the Conservative Growth Strategy Fund as if such acquisition had taken place as of November 1, 2005.

      Under the terms of the Plan of Reorganization, of the combination Conservative Income Strategy Fund and Conservative Growth Strategy Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Conservative Income Strategy Fund in exchange for shares of Conservative Growth Strategy Fund at the October 31, 2006 net asset value. The statement of assets and liabilities and the related statement of operations of the Conservative Income Strategy Fund and Conservative Growth Strategy Fund have been combined as of and for the year ended October 31, 2006. Following the acquisition, the Conservative Growth Strategy Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Conservative Growth Strategy Fund and the results of operations for pre-combination periods of the Conservative Growth Strategy Fund will not be restated.

      The accompanying pro forma financial statements should be read in conjunction with the financial statements of Conservative Growth Strategy Fund and the Conservative Income Strategy Fund included in their respective annual report dated October 31, 2006.

      The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Conservative Income Strategy Fund by the Conservative Growth Strategy Fund had taken place as of November 1, 2005.

3.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant pro forma accounting policies followed by the LifeLine Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the pro forma financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

      The LifeLine Funds record their investments in the Underlying Portfolios at fair value. Securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed in the notes to those financial statements.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

      The LifeLine Funds record daily their pro-rata Portfolios' income, expenses, changes in unrealized appreciation and depreciation, and realized and unrealized gains and losses. Changes in holdings of the Money Market Fund for each Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the LifeLine Funds accrue their own expenses daily as incurred.

      ALLOCATIONS:

      Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all LifeLine Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

      DIVIDENDS TO SHAREHOLDERS:

      The Conservative Income Fund declares and distributes all net investment income as dividends to its shareholders monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Conservative Growth Fund.

      The LifeLine Funds' net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the LifeLine Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

      The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g. wash losses and Post-October loss deferrals) do not require reclassification. The LifeLine Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

      REDEMPTION FEE:

      A redemption fee of 2.00% will be charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the year ended October 31, 2006, the following Fund collected redemption fees as follows:

      FUND                                                        FEES COLLECTED
      ---------------------------------------------------------   --------------

      Conservative Growth Fund.................................      $   124

      FEDERAL INCOME TAXES:

      Each Fund is a separate  taxable  entity for federal  income tax purposes.
Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

      NEW ACCOUNTING PRONOUNCEMENTS:

      In September 2006 the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

4.    RELATED PARTY TRANSACTIONS:

      INVESTMENT MANAGEMENT:

      HSBC Investments (USA) Inc. ("HSBC" or the "Investment Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the LifeLine Funds. As Investment Adviser, HSBC manages the investments of the LifeLine Funds and continuously reviews, supervises and administers the LifeLine Funds' investments. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.05% for each Fund.

      ADMINISTRATION:

      HSBC  serves  the  Funds  as   Administrator.   Under  the  terms  of  the
administration agreement, HSBC receives from the LifeLine Funds a fee accrued daily and paid monthly at an annual rate of(1):

----------
(1) The fees were in effect for the Fiscal Year ended October 2006, these fees have since been amended.

      BASED ON AVERAGE DAILY NET ASSETS                                 FEE RATE
      ----------------------------------------------------------------  --------

      Up to $8 billion................................................   0.075 %
      In excess of $8 billion but not exceeding $9.25 billion.........   0.070 %
      In excess of $9.25 billion but not exceeding $12 billion........   0.050 %
      In excess of $12 billion........................................   0.030 %

      The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets. For assets invested in Underlying Portfolios by LifeLine Funds, the Portfolios pay half of the administration fee, and the LifeLine Funds pay the other half, for a combination of the total fee rate above.

      The administration fees accrued for each class by Fund, of which 50% of such fees are deemed to be class specific since June 1, 2006 (100% was deemed class specific prior to that date), are as follows:

                              CONSERVATIVE
                                 GROWTH
                                  FUND
                              ------------

       Class A Shares            $  1,207
       Class B Shares                 971
       Class C Shares                 166
                                 --------
          Total                  $  2,344
                                 ========

      Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") a wholly-owned subsidiary of The BISYS Group, Inc, serves as the Trust's sub-administrator to each LifeLine Fund subject to the general supervision of the Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

      Under a Compliance Services Agreement between the Trusts and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Trust's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $240,000 for the year ended October 31, 2006, plus reimbursement of certain out of pocket expenses. Expenses incurred are reflected on the pro forma Statement of Operations as "Compliance service." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

DISTRIBUTION PLAN:

      BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves the Trust as Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment of actual expenses by the Funds to the Distributor at a rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares, (currently charging 0.75%) and Class C Shares 1.00% of the Fund, respectively. This payment represents expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares. BISYS, as Distributor, received $1,248,150, $797,394 and $18,602 in commissions from sales of HSBC Investor Family of Funds, of which $1,247,785, $797,194 and $18, 602, was reallowed to affiliated brokers and dealers, for Class A Shares, Class B Shares and Class C Shares, respectively.

      SHAREHOLDER SERVICING:

      The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consists of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee of 0.25%, 0.25%, 0.25% and 0.75% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Fund, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement currently are not intended to exceed, on the aggregate, 0.25% of the average daily net assets of Class A Shares, 1.00% of the average daily net assets of Class B Shares and Class C Shares, and 0.75% of the average daily net assets of Class R Shares.

      FUND ACCOUNTING, TRANSFER AGENCY, CUSTODIAN AND TRUSTEE:

      BISYS Ohio provides fund accounting and transfer agency services for each Fund. As transfer agent for the LifeLine Funds, BISYS receives a fee based on the number of LifeLine Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the LifeLine Funds, BISYS receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses. Effective as of May 18, 2006 each of the five non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with educational activities related to their Board membership.

      Prior to May 18, 2006 each of the non-interested Trustees were compensated with a $24,000 annual Board retainer, as well as a $1,000 annual retainer for each Committee of the Board. Each non-interested Trustee also received a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively.

      FEE REDUCTIONS:

      The Investment Adviser has agreed to contractually limit through March 1, 2007, the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of the LifeLine Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A 1.50%, Class B 2.25%, Class C 2.25% and Class R 2.00%.

      The Administrator and BISYS Ohio may voluntarily waive/reimburse fees to help support the expense limits of the fund. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts waived/reimbursed by the Investment Adviser, Administrator and BISYS Ohio are reported separately on the statements of operations. All contractual and any voluntary investment advisory fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

5.    INVESTMENT TRANSACTIONS:

      Aggregate contributions and withdrawals of the Underlying Portfolios for the period ended October 31, 2006, totaled:

                                                  CONTRIBUTIONS      WITHDRAWALS
                                                  -------------      -----------

      Conservative Growth Fund................      $5,073,472        $2,202,054

6.    CAPITAL SHARES

            The pro forma net asset value per share assumes the issuance of shares of the Conservative Growth Fund that would have been issued at October 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Conservative Income Fund as of October 31, 2006, divided by the net asset value per share of the shares of the Conservative Growth Fund as of October 31, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at October 31, 2006:

                               SHARES OF CONSERVATIVE       ADDITIONAL SHARES
                                  GROWTH FUND PRE-          ASSUMED ISSUED IN           TOTAL OUTSTANDING
CLASS OF SHARES                     COMBINATION               REORGANIZATION         SHARES POST-COMBINATION
--------------------------    -----------------------       ------------------      --------------------------
Class A Shares                               276,301                  118,827                         395,128
Class B Shares                               233,091                   69,289                         302,380
Class C Shares                                28,503                    2,069                         30,572

7.    LEGAL AND REGULATORY MATTERS:

            On September 26, 2006 BISYS Fund Services, Inc. ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Funds as described in footnote 4, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the LifeLine Funds' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the LifeLine Funds' management is currently unable to determine the impact, if any, of such matters on the LifeLine Funds or the LifeLine Funds' pro forma financial statements, management does not anticipate a material, adverse impact to the LifeLine Funds or the LifeLine Funds' pro forma financial statements.

NOTES TO PRO FORMA FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED)

1.          ORGANIZATION:

                        The HSBC Investor Funds (the "Trust"),  a  Massachusetts
            business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of October 31, 2006, the Trust is comprised of 24 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 2 funds (individually a "Fund", collectively the "LifeLine Funds"):

                        FUND                                                     SHORT NAME
                        ---------                                                --------------------

                        HSBC Investor Conservative Growth Strategy Fund          Conservative Growth Fund
                        HSBC Investor Conservative Income Strategy Fund          Conservative Income Fund

                        Financial  statements  for all other  series of the HSBC
            Investor Family of Funds are published separately.

                        The HSBC  Investor  Money Market Fund (the "Money Market
            Fund") is an open-end management investment company and, like each Fund, is a diversified series of the Trust.

                        The  LifeLine   Funds   utilize  a  master  feeder  fund
            structure and seek to achieve their investment objectives by investing all of their investable assets in the Portfolios and the Money Market Fund (collectively the "Underlying Portfolios") per the following schedule:

LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                                                                   CONSERVATIVE        CONSERVATIVE
                                                                                      GROWTH              INCOME
                        UNDERLYING PORTFOLIOS                                          FUND                FUND
                        -----------------------------------------------------    -----------------   -----------------
                        Core Plus Fixed Income Portfolio.....................               25%                 15%
                        High Yield Fixed Income Portfolio....................                8%                 10%
                        Intermediate Duration Fixed Income Portfolio.........                3%                 25%
                        Growth Portfolio.....................................               15%                  8%
                        International Equity Portfolio.......................               10%                  4%
                        Opportunity Portfolio................................                4%                None
                        Value Portfolio......................................               14%                  8%
                        Money Market Fund....................................               21%                 30%
                                                                                   ------------        ------------
                        Total................................................              100%                100%
                                                                                   ============        ===========

                         The HSBC  Investor  Core Plus Fixed  Income  Portfolio,
            HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Intermediate Duration Fixed Income Portfolio, HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio (formerly HSBC Investor Small Cap Equity Portfolio), and the HSBC Investor Value Portfolio (individually a "Portfolio," collectively the "Portfolios") are diversified series of the HSBC Investor Portfolios (the "Portfolio Trust"). The Portfolios operate as master funds in master-feeder arrangements.

                        The LifeLine  Funds are authorized to issue an unlimited
            number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class R Shares (currently not operational with assets). Class A Shares of the Conservative Growth Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price while Class A Shares of the Conservative Income Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the LifeLine Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge ("CDSC") ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the LifeLine Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class R Shares of the Funds. Each class of shares in the LifeLine

            Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

                        Under the Trust's organizational documents, the LifeLine
            Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LifeLine Funds. In addition, in the normal course of business, the LifeLine Funds enter into contracts with service providers, which also provide for indemnifications by the Funds. The LifeLine Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifeLine Funds. However, based on experience, the LifeLine Funds expect that risk of loss to be remote.

2.          BASIS OF COMBINATION:

                        The  accompanying  pro forma  financial  statements  are
            presented to show the effect of the proposed acquisition of the Conservative Income Strategy Fund, a series of the Trust, by the Conservative Growth Strategy Fund as if such acquisition had taken place as of November 1, 2006.

                        Under  the  terms  of the  Plan of  Reorganization,  the
            combination of the Conservative Income Strategy Fund and Conservative Growth Strategy Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Conservative Income Strategy Fund in exchange for shares of the Conservative Growth Strategy Fund at the April 30, 2007 net asset value. The statement of assets and liabilities and the related statement of operations of the Conservative Income Strategy Fund and Conservative Growth Strategy Fund have been combined as of and for the six months ended April 30, 2007. Following the acquisition, the Conservative Growth Strategy Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Conservative Growth Strategy Fund and the results of operations for pre-combination periods of the Conservative Growth Strategy Fund will not be restated.

                        The accompanying pro forma financial  statements  should
            be read in conjunction with the financial statements of the Conservative Growth Strategy Fund and Conservative Income Strategy Fund included in their respective semi-annual report dated April 30, 2007.

                        The following notes refer to the  accompanying pro forma
            financial statements as if the above-mentioned acquisition of the Conservative Income Strategy Fund by the Conservative Growth Strategy Fund had taken place as of November 1, 2006.

3.          SIGNIFICANT ACCOUNTING POLICIES:

                        The following is a summary of the significant accounting
            policies followed by the LifeLine Funds in the preparation of their pro forma financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the pro forma financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


            SECURITIES VALUATION:

                        The  LifeLine  Funds  record  their  investments  in the
            Underlying Portfolios at fair value. Securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed in the notes to those financial statements.

            SECURITIES TRANSACTIONS AND RELATED INCOME:

                        The  LifeLine   Funds   record   daily  their   pro-rata
            Portfolios' income, expenses, changes in unrealized appreciation and depreciation, and realized and unrealized gains and losses. Changes in holdings of the Money Market Fund for each Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the LifeLine Funds accrue their own expenses daily as incurred.

            ALLOCATIONS:

                        Expenses directly  attributable to a Fund are charged to
            that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all LifeLine Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

            DIVIDENDS TO SHAREHOLDERS:

                        The  Conservative  Income Fund declares and  distributes
            all net investment income as dividends to its shareholders monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Conservative Growth Fund.

                        The  LifeLine  Funds' net  realized  gains,  if any, are
            distributed to shareholders at least annually. Additional distributions are also made to the LifeLine Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

                        The amount and  character of net  investment  income and
            net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g. wash losses and Post-October loss deferrals) do not require reclassification. The LifeLine Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

            REDEMPTION FEE:

                        A  redemption  fee of 2.00% will be charged and recorded
            as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the period ended April 30, 2007, the following Fund collected redemption fees as follows:

                        FUND                                  FEES COLLECTED
                        ----------------------------------- --------------------
                       Conservative Growth Fund............              $ 2

            FEDERAL INCOME TAXES:

                        Each  Fund is a  separate  taxable  entity  for  federal
            income tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

            NEW ACCOUNTING PRONOUNCEMENTS:

                        In September  2006 the  Financial  Accounting  Standards
            Board (FASB)  issued  Statement on  Financial  Accounting  Standards
            (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                        On July 13, 2006,  the  Financial  Accounting  Standards
            Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

4.          RELATED PARTY TRANSACTIONS:
            INVESTMENT MANAGEMENT:

                        HSBC  Investments  (USA) Inc. ("HSBC" or the "Investment
            Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the LifeLine Funds. As Investment Adviser, HSBC manages the investments of the LifeLine Funds and continuously reviews, supervises and administers the LifeLine Funds' investments. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.05% for each Fund.

            ADMINISTRATION:

                        HSBC serves the LifeLine Funds as  Administrator.  Under
            the terms of the administration agreement effective April 1, 2007, HSBC receives from the LifeLine Funds a fee, accrued daily and paid monthly, at an annual rate of:

                        BASED ON AVERAGE DAILY NET ASSETS           FEE RATE
                        -----------------------------------       -------------

                        Up to $12 billion..................           0.0525%
                        In excess of $12 billion...........           0.0350%

                        Prior  to  April  1,  2007,   under  the  terms  of  the
            administration agreement, the LifeLine Funds paid fees under the following schedule:

                        BASED ON AVERAGE DAILY NET ASSETS                              FEE RATE
                        --------------------------------------------------------    --------------
                        Up to $8 billion........................................         0.075%
                        In excess of $8 billion but not exceeding $9.25 billion.         0.070%
                        In excess of $9.25 billion but not exceeding $12 billion         0.050%
                        In excess of $12 billion................................         0.030%

                        The fee  breakpoints  are determined on the basis of the
            aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets. For assets invested in Underlying Portfolios by LifeLine Funds, the Portfolios pay half of the administration fee, and the LifeLine Funds pay the other half, for a combination of the total fee rate above.

                        The administration  fees accrued for each class by Fund,
            of which 50% of such fees are deemed to be class specific, are as follows:

                                      CONSERVATIVE
                                         GROWTH
                                          FUND
                                     --------------
            Class A Shares           $          867
            Class B Shares                      647
            Class C Shares                       70
                                     --------------
                Total                $        1,584
                                     ==============


                        Pursuant to a  Sub-Administration  Agreement  with HSBC,
            BISYS Fund Services Ohio, Inc. ("BISYS Ohio") a wholly-owned subsidiary of The BISYS Group, Inc, serves as the Trust's sub-administrator to each LifeLine Fund subject to the general supervision of the Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

                        Under a Compliance Services Agreement between the Trusts
            and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Trust's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $125,400 for the period ended April 30, 2007, plus reimbursement of certain out of pocket expenses. Expenses incurred are reflected on the Pro Forma Statement of Operations as "Compliance Service." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

            DISTRIBUTION PLAN:

                        BISYS Fund Services  Limited  Partnership  ("BISYS"),  a
            wholly-owned subsidiary of BISYS Fund Services, Inc., serves the Trust as Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment of actual expenses by the Funds to the Distributor at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Fund, respectively. This payment represents expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares. BISYS, as Distributor, received $628,841, $317,220 and $9,887 in commissions from sales of HSBC Investor Family of Funds, of which $627,519, $317,220 and $9,517, was reallowed to affiliated brokers and dealers for Class A Shares, Class B Shares and Class C Shares, respectively.

            SHAREHOLDER SERVICING:

                        The  Trust  has  entered  into a  Shareholder  Servicing
            Agreement with its  shareholder  servicing  agents (which  currently consists of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee of 0.25%, 0.25%, 0.25% and 0.75% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Fund, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement currently are not intended to exceed, on the aggregate, 0.25% of the average daily net assets of Class A Shares, 1.00% of the average daily net assets of Class B Shares and Class C Shares, and 0.75% of the average daily net assets of Class R Shares.

            FUND ACCOUNTING, TRANSFER AGENCY, CUSTODIAN AND TRUSTEE:

                        BISYS Ohio provides fund  accounting and transfer agency
            services for each Fund. As transfer agent for the LifeLine Funds, BISYS receives a fee based on the number of LifeLine Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the LifeLine Funds, BISYS receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses. Prior to April 6, 2007, HSBC Bank was the named Custodian for the LifeLine Funds, however, the LifeLine Funds maintained no securities for which such services were rendered during the period. The Northern Trust Company serves as Custodian effective April 6, 2007.

                        Each of the six  non-interested  Trustees is compensated
            with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

            FEE REDUCTIONS:

                        The Investment Adviser has agreed to contractually limit
            through March 1, 2008, the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of the LifeLine Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A 1.50%, Class B 2.25%, Class C 2.25% and Class R 2.00%.

                        The   Administrator   and  BISYS  Ohio  may  voluntarily
            waive/reimburse fees to help support the expense limits of the fund. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts waived/reimbursed by the Investment Adviser, Administrator and BISYS Ohio are reported separately on the pro forma statement of operations, as applicable. All contractual and any voluntary investment advisory fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

5.          INVESTMENT TRANSACTIONS:

                        Aggregate   contributions   and   withdrawals   of   the
            Underlying Portfolios for the period ended April 30, 2007, totaled:

                                                             CONTRIBUTIONS    WITHDRAWALS
                                                            --------------    -----------
                        Conservative Growth Fund.........   $    1,759,843    $   592,125

6.          CAPITAL SHARES:

                        The pro  forma net asset  value  per share  assumes  the
            issuance of shares of the Conservative Growth Fund that would have been issued at April 30, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Conservative Income Fund as of April 30, 2007, divided by the net asset value per share of the shares of the Conservative Growth Fund as of April 30, 2007. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2007:

                     SHARES OF CONSERVATIVE     ADDITIONAL SHARES
                        GROWTH FUND PRE-        ASSUMED ISSUED IN        TOTAL OUTSTANDING SHARES
CLASS OF SHARES          COMBINATION              REORGANIZATION             POST-COMBINATION
-----------------    ----------------------    -------------------       ------------------------
Class A Shares            339,734                   141,594                     481,328
Class B Shares            286,288                    82,407                     368,695
Class C Shares            36,310                      2,081                      38,391

7.          LEGAL AND REGULATORY MATTERS:

                         On  September  26,  2006  BISYS  Fund  Services,   Inc.
            ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Funds as described in footnote 4, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the LifeLine Funds' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the LifeLine Funds' management is currently unable to determine the impact, if any, of such matters on the LifeLine Funds or the LifeLine Funds' pro forma financial statements, management does not anticipate a material, adverse impact to the
            LifeLine   Funds  or  the  LifeLine   Funds'  pro  forma   financial
            statements.

                               HSBC INVESTOR FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

      (b) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

      (c) Establishment and designation of series for HSBC Investor Money Market Fund. (3)

      (d) Establishment and designation of series for HSBC Investor Mid-Cap Fund. (3)

      (e) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (4)

      (f) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (4)

      (g) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (5)

      (h) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (6)

      (i) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (7)

      (j) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (8)

      (k) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (9)

      (l) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (10)

      (m) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (11)

      (n) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (19)

(2)   By-Laws (1)

(3)   Not Applicable

(4)   Form of Plan of Reorganization*

(5)   Not Applicable

(6) (a) Amended and Restated Master Investment Advisory Contract between HSBC Investor Portfolios and HSBC Investment (USA) dated December 10, 2001 (12)

      (b) Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Investment (USA) dated March 1, 2001 (12)

      (c) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund.
      (13)

      (d) The Trust's Sub Advisory Agreement with Waddell & Reed Investment Management Company. (14)

      (e) The Trust's Sub Advisory Agreement with AllianceBernstein L.P. (15)

      (f) The Trust's Sub Advisory Agreement with Westfield Capital Management Company, LLC (16)

      (g) The Trust's Sub Advisory Agreement with NWQ Investment Management Company (10)

(7) The Trust's Underwriting Agreement with BISYS Fund Services Limited Partnership dated December 12, 2005. (10)

(8)   Not Applicable

(9) (a) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York). (17)

      (b) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (18)

----------
*     Filed herewith as Exhibit A to the Proxy Statement/Prospectus

      (c) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (18)

(10) (a) Master Distribution Plan relating to Class A Shares dated December 12, 2005. (10)

      (b) Master Distribution Plan relating to Class B Shares dated December 12, 2005. (10)

      (c) Master Distribution Plan relating to Class C Shares dated December 12, 2005. (10)

      (d) Amended and Restated Multiple Class Plan. (10)

(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (filed herewith)

(12)  Form of opinion of Dechert LLP regarding tax matters. (filed herewith)

(13)  Not applicable

(14)  Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)  Not applicable

(16)  Power of Attorney dated June 12, 2007. (filed herewith)

(17)  Form of Proxy Card (filed herewith)

--------------------------------------------------------------------------------

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement as filed with the SEC on August 8, 2003.

(6) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(8) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(9) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(10) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement filed with the SEC on May 30, 2006.

(12) Incorporated herein by post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(13) Incorporated herein by post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004 of HSBC Investor Portfolios.

(14) Incorporated herein by post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004 of HSBC Investor Portfolios.

(15) Incorporated herein by post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(16) Incorporated herein by post-effective amendment No. 81 to the Registration Statement as filed with the SEC on February 28, 2003.

(17) Incorporated herein by post-effective amendment No. 63 to the Registration Statement as filed with the SEC on March 2, 1999.

(18) Incorporated herein by post-effective amendment No. 104 to the Registration Statement filed with the SEC on February 28, 2007.

(19) Incorporated herein by post-effective amendment No. 105 to the Registration Statement filed with the SEC on April 13, 2007.

ITEM 17. UNDERTAKINGS.

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant on the 29th of June, 2007.

                                                     HSBC INVESTOR FUNDS


                                                     /s/ Richard A. Fabietti
                                                     ---------------------------
                                                     Richard A. Fabietti
                                                     President

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                         TITLE                    Date


/s/ Richard A. Fabietti                   President                June 29, 2007
----------------------------
Richard A. Fabietti


/s/ Troy Sheets                           Treasurer                June 29, 2007
----------------------------
Troy Sheets


/s/ * Richard A. Brealey                  Trustee                  June 29, 2007
----------------------------
Richard A. Brealey


/s/ * Alan S. Parsow                      Trustee                  June 29, 2007
----------------------------
Alan S. Parsow


/s/ * Thomas F. Robards                   Trustee                  June 29, 2007
----------------------------
Thomas F. Robards


/s/ * Larry M. Robbins                    Trustee                  June 29, 2007
----------------------------
Larry M. Robbins


/s/ * Michael Seely                       Trustee                  June 29, 2007
----------------------------
Michael Seely


/s/ * Stephen J. Baker                    Trustee                  June 29, 2007
----------------------------
Stephen J. Baker


*By: /s/ David J. Harris
     -----------------------
     as Attorney-in-Fact

*     Pursuant to Powers of Attorney filed herewith

                                INDEX OF EXHIBITS

(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.

(12)  Form of opinion of Dechert LLP regarding tax matters.

(14)  Consent of Independent Registered Public Accounting Firm.

(16)  Power of Attorney dated June 12, 2007

(17)  Form of Proxy Card